AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 24, 1998.

                                           SECURITIES ACT FILE NO. 333-
                                   INVESTMENT COMPANY ACT FILE NO. 811-

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              ____________________

                                    FORM N-2
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             /X/
                        PRE-EFFECTIVE AMENDMENT NO.                          / /
                          POST-EFFECTIVE AMENDMENT NO.
                                     AND/OR
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /X/
                                  AMENDMENT NO.                              / /
                        (CHECK APPROPRIATE BOX OR BOXES)
                              ____________________

                        SENIOR FLOATING INCOME FUND, INC.
             (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (609) 282-2800

                                  ARTHUR ZEIKEL
                        SENIOR FLOATING INCOME FUND, INC.
                 800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY
        MAILING ADDRESS: P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)
                               ____________________

                                   Copies to:

    FRANK P. BRUNO, ESQ.                            PATRICK D. SWEENEY, ESQ.
      BROWN & WOOD LLP                            FUND ASSET MANAGEMENT, L.P.
   ONE WORLD TRADE CENTER                                P.O. BOX 9011
NEW YORK, NEW YORK 10048-0557                   PRINCETON, NEW JERSEY 08543-9011
                              ____________________

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

     If any of the securities being registered on this Form are to be offered on a delayed or continuous basis pursuant to Rule 415 under the Securities Act of 1933, as amended (the "Securities Act"), other than securities offered only in connection with dividend or interest reinvestment plans, check the following box. / /

     If this Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, please check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. / / ____________

     If delivery of the  prospectus  is expected to be made pursuant to Rule 434
under  the   Securities   Act,   please   check  the   following   box. / /
                              ____________________

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
===============================================================================================================================
                                                                           PROPOSED MAXIMUM   PROPOSED MAXIMUM     AMOUNT OF
                                                       AMOUNT BEING         OFFERING PRICE        AGGREGATE      REGISTRATION
      TITLE OF SECURITIES BEING REGISTERED            REGISTERED(1)          PER UNIT(1)      OFFERING PRICE(1)     FEE(2)
------------------------------------------------- ----------------------- ------------------- ------------------ --------------
Common Stock ($.10 par value)                         66,667 shares             $15.00           $1,000,005          $278
===============================================================================================================================

(1) Estimated  solely for the purpose of calculating the  registration  fee.
(2) Transmitted to the designated lockbox at Mellon Bank in Pittsburgh, PA.

================================================================================
                              ____________________


     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

                        SENIOR FLOATING INCOME FUND, INC.

                              CROSS REFERENCE SHEET

                             PURSUANT TO RULE 404(C)
                           ITEM NUMBER, FORM N-2                                        CAPTION IN PROSPECTUS
                           ---------------------                                        ---------------------

PART A

  1.        Outside Front Cover Page......................................  Cover Page
  2.        Inside Front and Outside Back Cover Pages.....................  Cover Page
  3.        Fee Table and Synopsis........................................  Prospectus Summary; Risk Factors and
                                                                                Special Considerations; Fee Table
  4.        Plan of Distribution..........................................  Prospectus Summary; Purchase of
                                                                                Shares
  5.        Selling Shareholders..........................................  Not Applicable
  6.        Use of Proceeds...............................................  Investment Objective and Policies
  7.        General Description of the Registrant.........................  The Fund; Prospectus Summary; Risk
                                                                                Factors and Special
                                                                                Considerations; Investment
                                                                                Objective and Policies;
                                                                                Leverage; Investment Restrictions
  8.        Management....................................................  Directors and Officers; Investment
                                                                                Advisory and Management
                                                                                Arrangements
  9.        Capital Stock, Long-Term Debt, and Other Securities...........  Description of Capital Stock
  10.       Defaults and Arrears on Senior Securities.....................  Not Applicable
  11.       Legal Proceedings.............................................  Not Applicable
  12.       Table of Contents of the Statement of Additional Information..  Not Applicable

PART B

  13.       Cover Page....................................................  Not Applicable
  14.       Table of Contents.............................................  Not Applicable
  15.       General Information and History...............................  Not Applicable
  16.       Investment Objective and Policies.............................  Investment Objective and Policies;
                                                                                Investment Restrictions
  17.       Management....................................................  Directors and Officers; Investment
                                                                                Advisory and Management
                                                                                Arrangements
  18.       Control Persons and Principal Holders of Securities...........  Investment Advisory and Management
                                                                                Arrangements
  19.       Investment Advisory and Other Services........................  Investment Advisory and Management
                                                                                Arrangements; Custodian; Experts
  20.       Brokerage Allocation and Other Practices......................  Portfolio Transactions
  21.       Tax Status....................................................  Taxes
  22.       Financial Statements..........................................  Report of Independent Auditors;
                                                                                   Statement of Assets, Liabilities
                                                                                   and Capital

PART C

     Information  required  to be  included  in Part C is set forth  under the  appropriate  Item,  so  numbered,  in Part C to this
Registration Statement.

THE INFORMATION CONTAINED IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                              SUBJECT TO COMPLETION
                 PRELIMINARY PROSPECTUS DATED NOVEMBER 24, 1998

         PROSPECTUS
         ----------

                                             SHARES
                        SENIOR FLOATING INCOME FUND, INC.
                                  COMMON STOCK
                              ____________________


     Senior Floating Income Fund, Inc. (the "Fund") is a newly organized, non-diversified, closed-end fund. The Fund seeks to provide high current income by investing primarily in senior loans made by banks and other financial institutions. There can be no assurance that the investment objective of the Fund will be realized. At times, the Fund may utilize leverage through borrowings, including the issuance of debt securities. The use of leverage can create special risks.

     Because the Fund is newly organized, its shares have no history of public trading, and shares of closed-end investment companies frequently trade at a discount from their net asset value. The risk of loss may be greater for initial investors expecting to sell their shares in a relatively short period after completion of the public offering. The Fund plans to apply to list its shares on the New York Stock Exchange under the symbol " ." Trading of the Fund's common stock on the exchange is expected to begin within two weeks of the date of this prospectus. During that time, the underwriter does not intend to make a market in the Fund's shares. Consequently, an investment in the Fund may be illiquid during that time.
                              ____________________

     This Prospectus contains information you should know before investing, including information about risks. Please read it before
                  you invest and keep it for future reference.
                              ____________________

     INVESTING IN THE COMMON STOCK INVOLVES RISKS WHICH ARE DESCRIBED IN THE "RISK FACTORS AND SPECIAL CONSIDERATIONS" SECTION BEGINNING ON PAGE 5 OF THIS PROSPECTUS.

                                                     Per Share            Total
                                                     ---------            -----
Public Offering Price...........................     $15.00               $
Sales Load......................................     None                 None
Proceeds, before expenses, to Fund..............     $15.00               $

     The Fund's investment adviser or an affiliate will pay the underwriter a commission in the amount of ___% of the public offering price per share in connection with the sale of the common stock.

     The underwriter may also purchase up to an additional shares at the public offering price within 45 days from the date of this prospectus to cover over-allotments.

     Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

     We expect that the shares of common stock will be ready for delivery in New York, New York on or about _______ __, 1999.

                              ____________________

                               MERRILL LYNCH & CO.
                              ____________________


               The date of this prospectus is __________ __, 1999

                                TABLE OF CONTENTS

                                                                            PAGE

Prospectus Summary............................................................3
Risk Factors and Special Considerations.......................................5
Fee Table.....................................................................7
The Fund......................................................................8
Use of Proceeds...............................................................8
Investment Objective and Policies.............................................8
Other Investment Policies....................................................14
Investment Restrictions......................................................18
Directors and Officers.......................................................19
Investment Advisory and Management Arrangements..............................21
Portfolio Transactions.......................................................23
Dividends and Distributions..................................................23
Taxes........................................................................24
Automatic Dividend Reinvestment Plan.........................................27
Mutual Fund Investment Option................................................28
Net Asset Value..............................................................29
Description of Capital Stock.................................................29
Custodian....................................................................31
Underwriting.................................................................31
Transfer Agent, Dividend Disbursing Agent and Registrar......................32
Legal Opinions...............................................................32
Experts......................................................................32
Additional Information.......................................................32
Appendix - Ratings of Securities.............................................37

                              ____________________


     INFORMATION ABOUT THE FUND CAN BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. CALL 1-800-SEC-0330 FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM. THIS INFORMATION IS ALSO AVAILABLE ON THE SEC'S INTERNET SITE AT http://www.sec.gov AND COPIES MAY BE OBTAINED UPON
                             ------------------
PAYMENT OF A DUPLICATING FEE BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, D.C., 20549-6009.

                              ____________________


     You should rely only on the information contained in this prospectus. We have not, and the underwriter has not, authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. We are not, and the underwriter is not, making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. You should assume that the information appearing in this prospectus is accurate as of the date on the front cover of this prospectus only. Our business, financial condition, results of operations and prospects may have changed since that date.

                               PROSPECTUS SUMMARY

     This summary is qualified in its entirety by reference to the detailed information included in this Prospectus.

THE FUND................................    Senior Floating Income Fund, Inc. is
                                            a newly organized,  non-diversified,
                                            closed-end fund.

THE OFFERING............................    The Fund is offering
                                            shares of common stock at an initial
                                            offering  price of $15.00 per share.
                                            The common stock is being offered by
                                            Merrill  Lynch,  Pierce,   Fenner  &
                                            Smith  Incorporated  as Underwriter.
                                            The  Underwriter  may purchase up to
                                            an additional _____ shares of common
                                            stock  within  45 days from the date
                                            of   this    prospectus   to   cover
                                            over-allotments.

INVESTMENT OBJECTIVE
AND POLICIES............................    The    Fund    seeks    to   provide
                                            shareholders   with   high   current
                                            income  by  investing  primarily  in
                                            senior loans made by banks and other
                                            financial  institutions  to U.S.  or
                                            non-U.S. corporations, partnerships,
                                            trusts  and other  similar  entities
                                            that    meet    credit     standards
                                            established by the Fund's investment
                                            adviser.

                                            Senior   Loans.   The  Fund  invests
                                            primarily  in senior  loans that are
                                            direct  obligations  of  a  borrower
                                            undertaken  to finance the growth of
                                            the borrower's business or a capital
                                            restructuring. A significant portion
                                            of  such  senior  loans  are  highly
                                            leveraged  loans  such as  leveraged
                                            buy-out       loans,       leveraged
                                            recapitalization   loans  and  other
                                            types    of    acquisition    loans.
                                            Generally, the Fund invests at least
                                            80% of its  assets in senior  loans.
                                            The  remainder of the Fund's  assets
                                            may  be  invested  in   subordinated
                                            loans.

                                            Credit Quality. The Fund will invest
                                            in a senior  loan  only  if,  in the
                                            Investment  Adviser's judgment,  the
                                            borrower  can meet debt  service  on
                                            such loan.  The  Investment  Adviser
                                            performs its own credit  analysis of
                                            each borrower.  In evaluating senior
                                            loans,  the credit ratings  assigned
                                            to  other  debt   obligations  of  a
                                            borrower  may  not be a  determining
                                            factor    since    they    may    be
                                            subordinated to the senior loans.

                                            Floating    or     Variable     Rate
                                            Instruments.   Under  normal  market
                                            conditions,  the Fund will invest at
                                            least  90% of  its  assets  in  debt
                                            instruments  that have  floating  or
                                            variable interest rates. Floating or
                                            variable   interest   rates   adjust
                                            periodically  at a  margin  above  a
                                            generally-recognized   base  lending
                                            rate  such  as the  prime  rate of a
                                            designated     U.S.     bank,    the
                                            Certificate  of Deposit  rate or the
                                            London InterBank Offered Rate.

                                            Portfolio Maturity.  The Fund has no
                                            restrictions on portfolio  maturity,
                                            but   it  is   anticipated   that  a
                                            majority  of  the  senior  loans  in
                                            which it  invests  will have  stated
                                            maturities ranging from three to ten
                                            years.  As a result of  prepayments,
                                            however,  the  average  life  of the
                                            senior  loans is  expected  to be in
                                            the two to three year range.

                                            Foreign and Domestic Borrowers.  The
                                            Fund may invest in senior loans made
                                            to  U.S.  or   non-U.S.   borrowers,
                                            provided  that  the  loans  are U.S.
                                            dollar-denominated      or     other
                                            arrangements are made to provide for
                                            payment to the Fund in U.S. dollars.

                                            Hedging  Techniques.  The  Fund  may
                                            engage  in  certain   interest  rate
                                            hedging   transactions,    such   as
                                            "swaps",   "caps"  or  "floors,"  to
                                            reduce   the  Fund's   exposure   to
                                            interest  rate  movements.  The Fund
                                            also may invest in senior loans that
                                            pay  interest  in a  currency  other
                                            than  U.S.   dollars   if  the  loan
                                            arrangement  also includes a foreign
                                            currency swap that entitles the Fund
                                            to receive payments in U.S. dollars,
                                            or if the Fund  hedges  the  foreign
                                            currency  exposure itself  utilizing
                                            forward contracts or other methods.

LEVERAGE................................    The  Fund  may borrow money or issue
                                            debt  securities  in  amounts  up to
                                            33-1/3%  of the  value of its  total
                                            assets   to    finance    additional
                                            investments.   While  such  leverage
                                            creates an opportunity for increased
                                            net income,  it also creates special
                                            risks, including increased costs and
                                            greater  volatility in the net asset
                                            value and market price of the common
                                            stock.   The  Fund  may   borrow  to
                                            finance additional  investments when
                                            the Investment Adviser believes that
                                            the   potential   return   on   such
                                            additional  investments  will exceed
                                            the  costs  incurred  in  connection
                                            with the borrowing. When the Fund is
                                            utilizing leverage, the fees paid to
                                            the    Investment     Adviser    for
                                            investment  advisory and  management
                                            services  will be higher than if the
                                            Fund   did  not   utilize   leverage
                                            because   the  fees   paid  will  be
                                            calculated  based on the  Fund's net
                                            assets  plus  the  proceeds  of  any
                                            outstanding   borrowings   used  for
                                            leverage.

LISTING.................................    Currently, there is no public market
                                            for   the   Fund's   common   stock.
                                            However,  the Fund plans to apply to
                                            list the  Fund's  shares  of  common
                                            stock   on  the   New   York   Stock
                                            Exchange.   Trading  of  the  Fund's
                                            common  stock  on  the  exchange  is
                                            expected  to begin  within two weeks
                                            of  the  date  of  this  prospectus.
                                            During  that time,  the  underwriter
                                            does not  intend to make a market in
                                            the Fund's shares. Consequently,  an
                                            investment   in  the   Fund  may  be
                                            illiquid during that time.

INVESTMENT ADVISER......................    Fund  Asset  Management,  L.P.,  the
                                            Fund's Investment Adviser,  provides
                                            investment  advisory and  management
                                            services   to  the  Fund.   For  its
                                            services,    the   Fund   pays   the
                                            Investment  Adviser  a  fee  at  the
                                            annual  rate of ____% of the  Fund's
                                            average  weekly net assets  plus the
                                            proceeds    of    any    outstanding
                                            borrowings used for leverage.  While
                                            the    investment    advisory    and
                                            management  fee is higher  than that
                                            paid by other  funds,  it is similar
                                            to  that  paid by  other  closed-end
                                            funds investing  primarily in senior
                                            loans.

DIVIDENDS AND DISTRIBUTIONS.............    The   Fund   intends   to distribute
                                            dividends  of  substantially  all of
                                            its net investment income monthly to
                                            holders of common stock. Net capital
                                            gains,  if any, will be  distributed
                                            at  least  annually.  At  times,  in
                                            order to maintain a stable  level of
                                            distributions,  the Fund may pay out
                                            less than all of its net  investment
                                            income   or  pay   out   accumulated
                                            undistributed  income in addition to
                                            net investment income.

AUTOMATIC DIVIDEND
REINVESTMENT PLAN.......................    All   dividend   and   capital gains
                                            distributions   will   be   used  to
                                            purchase  additional  shares  of the
                                            Fund's  common  stock.  However,  an
                                            investor can choose to receive cash.
                                            Since   not   all    investors   can
                                            participate    in   the    automatic
                                            dividend   reinvestment   plan,  you
                                            should  call your  broker or nominee
                                            to  confirm that you are eligible to
                                            participate in the plan.

MUTUAL FUND
INVESTMENT OPTION.......................    Investors   who   purchase    shares
                                            through  the   Underwriter  in  this
                                            offering and later sell their shares
                                            have the option,  subject to certain
                                            conditions,   to  purchase  Class  D
                                            shares  of  certain   Merrill  Lynch
                                            funds  with the  proceeds  from such
                                            sale.

                     RISK FACTORS AND SPECIAL CONSIDERATIONS

         Liquidity and Market Price of Shares. The Fund is newly organized and has no operating history or history of public trading. Prior to the time the Fund's common stock is listed on the New York Stock Exchange, an investment in the Fund may be illiquid.

         Shares of closed-end funds that trade in a secondary market frequently trade at a market price that is below their net asset value. This is commonly referred to as "trading at a discount." Investors who sell their shares within a relatively short period after completion of the public offering are more likely to be exposed to this risk. Accordingly, the Fund is designed primarily for long-term investors and should not be considered a vehicle for trading purposes.

         Non-payment. The debt instruments in which the Fund invests are subject to the risk of non-payment of interest and principal. When a borrower fails to make scheduled interest or principal payments on a debt instrument, the value of the instrument, and hence the value of the Fund's shares, may go down. While a senior position in the capital structure of a borrower may provide some protection, losses may still occur.

         The Fund has no minimum credit rating for the senior loans in which it invests. Investments rated below investment grade (i.e., below BBB or Baa), or which are unrated but of similar credit quality, have a higher risk of non-payment than investment grade investments.

         Senior loans made in connection with highly leveraged transactions are subject to greater risks than other senior loans. For example, the risks of default or bankruptcy of the borrower or the risks that other creditors of the borrower may seek to nullify or subordinate the Fund's claims on any collateral securing the loan are greater in highly leveraged transactions.

         Intermediary. The Fund may invest in senior loans either by participating as a co-lender at the time the loan is originated or by buying an interest in the loan from an institution acting as agent, co-lender or participant. The financial status of the institutions interposed between the Fund and a borrower may affect the ability of the Fund to receive principal and interest payments. For this reason, the Fund will invest in senior loans only if, at the time of investment, the outstanding debt obligations of these intermediary institutions are rated investment grade or are of comparable quality in the judgment of the Investment Adviser.

         The success of the Fund depends, to a great degree, on the skill with which an agent bank administers the terms of the senior loan agreements, monitors borrower compliance with covenants, collects principal, interest and fee payments from borrowers and, where necessary, enforces creditor remedies against borrowers. Agent banks typically have broad discretion in enforcing senior loan agreements.

         Net Asset Value; Interest Rate Sensitivity. Generally, when interest rates go up, the value of debt securities goes down. Therefore, the net asset value of a fund that invests primarily in fixed-income debt securities changes as interest rates fluctuate. Because the Fund invests primarily in floating or variable rate senior loans, the Investment Adviser expects that it will be insulated to a significant degree from net asset value fluctuations caused by movements in interest rates. However, because floating and variable senior loans only reset periodically, the Fund's net asset value may fluctuate from time to time when there is an imperfect correlation between the interest rates on the floating or variable rate loans in the Fund's portfolio and prevailing interest rates. Also, these fluctuations are usually greater in the case of funds utilizing leverage as contemplated by the Fund. Changes in the creditworthiness of borrowers or of co-lenders or participants interposed between the Fund and the borrowers also may affect the Fund's net asset value. Furthermore, volatility in the capital markets may affect the Fund's net asset value given that the Fund uses market prices to value many of its senior loan investments.

         Leverage. The Fund may borrow money or issue debt securities in amounts up to 33-1/3% of the value of its total assets. Borrowing creates the risk of increased volatility in the net asset value and market price of the Fund's common stock. Such leverage also creates the risk that the investment return on shares of the Fund's common stock will be reduced to the extent the cost of the borrowings exceeds income on retained investments.

         Hedging. Hedging transactions subject the Fund to the risk that, if the Investment Adviser incorrectly forecasts market values, interest rates, currency movements or other applicable factors, the Fund's performance could suffer. In addition, if the counterparty to an interest rate hedging transaction defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive. If the counterparty to a foreign currency hedging transaction defaults, the Fund will seek a replacement foreign currency hedge, which may result in additional costs to the Fund, and will be subject to fluctuations in the applicable exchange rate until a replacement foreign currency hedge is obtained.

         Concentration. The Fund's investments may be concentrated in obligations issued by financial institutions and their holding companies, including commercial banks, thrift institutions, insurance companies and finance companies. As a result, the Fund is subject to certain risks associated with such institutions, including, among other things, changes in government regulation, interest rate levels and general economic conditions.

         Foreign Investment. Loans to non-U.S. borrowers or U.S. borrowers with significant non-U.S. dollar denominated revenue may involve risks not typically involved in domestic investment, including fluctuation in foreign interest rates, future foreign political and economic developments and the possible imposition of exchange controls or other governmental laws or restrictions.

         Non-diversification. The Fund is classified as a non-diversified investment company, meaning that the Fund may invest a greater percentage of its assets in the obligations of a single issuer than a diversified investment company. Even as a non-diversified fund, the Fund is still subject to the diversification requirements of the U.S. tax laws. However, since the Fund may invest a higher percentage of its assets in obligations of a single issuer than a diversified fund, it is more susceptible than a diversified fund to any economic, political or regulatory occurrence that affects an individual issuer.

         Liquidity of Investments. Certain senior loans in which the Fund invests may be deemed to be illiquid. Illiquid investments may impair the Fund's ability to realize the full value of those investments in the event the Fund must dispose of them quickly. Illiquid investments also may impair the Fund's ability to use mark-to-market pricing to value Fund investments.

         Antitakeover Provisions. The Fund's Articles of Incorporation include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Directors. Such provisions could limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund.

                                    FEE TABLE
                                                                                        Net Assets
                                                                                           With           Net Assets
                                                                                         Leverage          Without
                                                                                           (a)             Leverage
                                                                                       -------------     ------------
SHAREHOLDER TRANSACTION EXPENSES
         Maximum Sales Load (as a percentage of offering price)...................         None             None
         Dividend Reinvestment Plan Fees..........................................         None             None

ANNUAL EXPENSES (as a percentage of net assets attributable to common stock)
         Investment Advisory Fees (a)(b)..........................................        ____%             ___%
         Interest payments on Borrowed Funds (a)..................................        ____%             None
         Other Expenses (a)(b)....................................................        ____%             ___%

                           Total Annual Expenses (a)(b)...........................            %                %
                                                                                       ============      ============



EXAMPLE
-------

                                                                               1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                                                               ------    -------   -------   --------
An   investor would pay the following  expenses on a $1,000
     Investment assuming (1) total annual expenses of    % (assuming
     leverage of 33-1/3% of the Fund's total assets) and   % (assuming
     no leverage), (2) a 5% annual return throughout the periods:
         Assuming Leverage.............................................        $_____    $______   $______    $______
         Assuming No Leverage..........................................        $_____    $______   $______    $______

-----------
(a) The Fund intends to utilize leverage only if the Investment Adviser believes that it would result in higher income to shareholders over time. See "Other Investment Policies - Leverage." Assumes borrowings of 33-1/3% of total assets (including amounts borrowed) at an interest rate of ___%.
(b)  See "Investment Advisory and Management Arrangements" -- page 21.

         The Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in the Fund will bear directly or indirectly. The expenses set forth under "Other Expenses" are based on estimated amounts through the end of the Fund's first fiscal year. The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OR ANNUAL RATES OF RETURN, AND ACTUAL EXPENSES OR ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLE.

                                    THE FUND

         Senior Floating Income Fund, Inc. is a newly organized, non-diversified, closed-end management investment company. The Fund was incorporated under the laws of the State of Maryland on November 13, 1998 and has registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's principal office is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536 and its telephone number is (609) 282-2800.

         The Fund has been organized as a closed-end investment company. Closed-end investment companies differ from open-end investment companies
(commonly referred to as mutual funds) in that closed-end investment companies do not redeem their securities at the option of the shareholder, whereas open-end companies issue securities redeemable at net asset value at any time at the option of the shareholder and typically engage in a continuous offering of their shares. Accordingly, open-end companies are subject to continuous asset in-flows and out-flows that can complicate portfolio management. However, shares of closed-end investment companies frequently trade at a discount from net asset value. This risk may be greater for initial investors expecting to sell their shares in a relatively short period after completion of the public offering.

                                 USE OF PROCEEDS

         The net proceeds of this offering will be approximately $           (or
approximately $           assuming the Underwriter  exercises the over-allotment
option in full) after payment of organizational and offering costs estimated to be approximately $__________________.

         The net proceeds of the offering will be invested in accordance with the Fund's investment objective and policies within approximately three months after the completion of the offering of common stock, depending on market conditions and the availability of appropriate investments. Pending such investment, it is anticipated that all or a portion of the proceeds will be invested in U.S. Government securities or high grade, short-term money market instruments. See "Investment Objective and Policies."

                        INVESTMENT OBJECTIVE AND POLICIES

         The Fund's investment objective is to provide high current income by investing primarily in senior loans ("Senior Loans") made by banks or other financial institutions to U.S. or non-U.S. corporations, partnerships, trusts and other similar entities that meet standards established by the Fund's Investment Adviser. It is anticipated that the Senior Loans generally will pay interest at rates that float at a margin above a generally recognized base lending rate such as the prime rate of a designated U.S. bank, or which adjust periodically at a margin above the Certificate of Deposit ("CD") rate or the London InterBank Offered Rate ("LIBOR"). This is a fundamental policy of the Fund and may not be changed without a vote of a majority of the outstanding shares of the Fund. There can be no assurance that the investment objective of the Fund will be realized.

         Under normal market conditions, the Fund will invest at least 80% of its total assets in interests in Senior Loans. The Fund may invest up to 20% of its total assets in loans that are subordinated in right of payment to senior debt of a borrower ("Subordinated Loans"). Under normal market conditions, the Fund will invest at least 90% of its assets in debt instruments that have floating or variable interest rates. Up to 10% of the Fund's total assets may be invested in long-term, fixed-rate debt instruments. To a limited extent, incidental to and in connection with its lending activities, the Fund also may acquire warrants and other debt and equity securities.

         The Fund may invest up to 20% of its total assets in cash or in short-term debt obligations including, but not limited to, U.S. Government and Government agency securities (some of which may not be backed by the full faith and credit of the United States), bank money instruments (such as certificates of deposit and bankers' acceptances), corporate and commercial obligations (such as commercial paper and medium-term notes) and repurchase agreements. Such short-term debt obligations, which need not be secured, will all be investment grade (rated Baa, P-3 or higher by Moody's Investors Service, Inc. ("Moody's") or BBB, A-3 or higher by Standard & Poor's ("S&P") or, if unrated, determined to be of comparable quality in the judgment of the Investment Adviser). Securities rated Baa, BBB, P-3 or A-3 are considered to have adequate capacity for payment of principal and interest, but are more susceptible to adverse economic conditions and, in the case of securities rated BBB or Baa (or comparable unrated securities), have speculative characteristics. Such securities or cash will not exceed 20% of the Fund's total assets except during interim periods pending investment of the net proceeds of the offering of the Fund's common stock and during temporary defensive periods when, in the opinion of the Investment Adviser, suitable Senior Loans are not available for investment by the Fund or prevailing market or economic conditions warrant.

         The Fund has no restrictions on portfolio maturity, but it is anticipated that a majority of the Senior Loans in which it will invest will have stated maturities ranging from three to ten years. As a result of prepayments, however, it is expected that the average life of the Senior Loans will be in the two to three year range. See "--Description of Senior Loans."

         Investment in shares of the Fund's common stock offers several benefits. The Fund offers investors the opportunity to receive a high level of current income by investing in a professionally managed portfolio comprised primarily of Senior Loans, a type of investment typically not available to individual investors. In managing such portfolio, the Investment Adviser provides the Fund and its shareholders with professional credit analysis and portfolio diversification. The Fund also relieves the investor of the burdensome administrative details involved in managing a portfolio of such investments, if available to individual investors. The benefits are at least partially offset by the expenses involved in operating an investment company. Such expenses primarily consist of the investment advisory and management fees and operational costs.

         The net asset value of the shares of common stock of an investment company that invests primarily in fixed-income securities changes as the general levels of interest rates fluctuate. When interest rates decline, the value of a fixed-income portfolio can be expected to rise. Conversely, when interest rates rise, the value of a fixed-income portfolio can be expected to decline. The Investment Adviser expects the Fund's net asset value to be relatively stable during normal market conditions, because the Fund's portfolio will consist primarily of floating and variable rate Senior Loans. For these reasons, the Investment Adviser expects the value of the Fund's portfolio to fluctuate significantly less as a result of interest rate changes than would a portfolio consisting primarily of fixed-rate obligations. However, because variable interest rates only reset periodically, the Fund's net asset value may fluctuate from time to time in the event of an imperfect correlation between the interest rates on the variable rate loans in the Fund's portfolio and prevailing interest rates. Additionally, a portion of the Fund's portfolio may be invested in long-term, fixed-rate debt instruments that will likely increase fluctuations in the Fund's net asset value as a result of changes in interest rates. Also, a default on a Senior Loan in which the Fund has invested or a sudden and extreme increase in prevailing interest rates may cause a decline in the Fund's net asset value. Conversely, a sudden and extreme decline in interest rates could result in an increase in the Fund's net asset value. Furthermore, volatility in the capital markets may affect the Fund's net asset value given that the Fund uses market prices to value many of its Senior Loan investments.

         The Fund is classified as non-diversified within the meaning of the 1940 Act, which means that the Fund is not limited by such Act in the proportion of its assets that it may invest in securities of a single issuer. However, the Fund's investments will be limited so as to qualify the Fund as a "regulated investment company" for purposes of the Federal tax laws. See "Taxes." To qualify, among other requirements, the Fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities (other than U.S. Government securities) of a single issuer and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities (other than U.S. Government securities) of a single issuer. A fund that elects to be classified as "diversified" under the 1940 Act must satisfy the foregoing 5% requirement with respect to 75% of its total assets. To the extent that the Fund assumes large positions in the securities of a small number of issuers, the Fund's net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

DESCRIPTION OF SENIOR LOANS

         The Senior Loans in which the Fund invests primarily consist of direct obligations of a borrower undertaken to finance the growth of the borrower's business, internally or externally, or to finance a capital restructuring. Senior Loans may also include debtor in possession financing pursuant to Chapter 11 of the U.S. Bankruptcy Code and obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code. A significant portion of such Senior Loans is highly leveraged loans such as leveraged buy-out loans, leveraged recapitalization loans and other types of acquisition loans. Such Senior Loans may be structured to include both term loans, which are generally fully funded at the time of the Fund's investment, and revolving credit facilities, which would require the Fund to make additional investments in the Senior Loans as required under the terms of the credit facility. Such Senior Loans may also include receivables purchase facilities, which are similar to revolving credit facilities secured by a borrower's receivables. Senior Loans generally are issued in the form of senior syndicated loans, but the Fund also may invest from time to time in privately placed or publicly offered notes and bonds with credit and pricing terms which are, in the opinion of the Investment Adviser, consistent with investments in senior loan obligations. The Fund may invest without limitation in highly leveraged Senior Loans that are rated below investment grade or are unrated. See "Risk Factors and Special Considerations."

         The Senior Loans in which the Fund invests will, in many instances, hold the most senior position in the capitalization structure of the borrower (i.e., not subordinated to other debt obligations in right of payment), and, in any case, will, in the judgment of the Investment Adviser, be in the category of senior debt of the borrower. The Fund may also invest up to 20% of its total assets in Subordinated Loans which otherwise meet the credit standards and criteria established by the Investment Adviser for investments in Senior Loans discussed below.

         The Senior Loans in which the Fund invests may be wholly or partially secured by collateral, or may be unsecured. In the event of a default, the ability of an investor to have access to any collateral may be limited by bankruptcy and other insolvency laws. The value of the collateral also may decline subsequent to the Fund's investment in the Senior Loan. Under certain circumstances, the collateral may be released with the consent of the Agent Bank and Co-Lenders or pursuant to the terms of the underlying credit agreement with the borrower. There is no assurance that the liquidation of the collateral will satisfy the borrower's obligation in the event of nonpayment of scheduled interest or principal, or that the collateral could be readily liquidated. As a result, the Fund might not receive payments to which it is entitled and thereby may experience a decline in the value of the investment, and possibly, its net asset value.

         In the case of highly leveraged Senior Loans, a borrower generally is required to pledge collateral that may include (i) working capital assets, such as accounts receivable and inventory, (ii) tangible fixed assets, such as real property, buildings and equipment, (iii) intangible assets, such as trademarks, copyrights and patent rights and (iv) security interests in securities of subsidiaries or affiliates. In the case of Senior Loans to privately held entities, the entities' owners may provide additional credit support in the form of guarantees and/or pledges of other securities that they own.

         In the case of project finance loans, the borrower is generally a special purpose entity that pledges undeveloped land and other non-income producing assets as collateral and obtains construction completion guaranties from third parties, such as the project sponsor. Project finance credit facilities typically provide for payment of interest from escrowed funds during a scheduled construction period, and for the pledge of current and fixed assets after the project is constructed and becomes operational. During the construction period, however, the lenders bear the risk that the project will not be constructed in a timely manner, or will exhaust project funds prior to completion. In such an event, the lenders may need to take legal action to enforce the completion guaranties, or may need to lend more money to the project on less favorable financing terms, or may need to liquidate the undeveloped project assets. There can be no assurance in any of such cases that the lenders will recover all of their invested capital.

         The rate of interest payable on floating or variable rate Senior Loans is established as the sum of a base lending rate plus a specified margin. These base lending rates generally are the Prime Rate of a designated U.S. bank, LIBOR, the CD rate or another base lending rate used by commercial lenders. The interest rate on Prime Rate-based Senior Loans floats daily as the Prime Rate changes, while the interest rate on LIBOR-based and CD-based Senior Loans is reset periodically, typically every 30 days to one year. Certain of the floating or variable rate Senior Loans in which the Fund invests permit the borrower to select an interest rate reset period of up to one year. A portion of the Fund's portfolio may be invested in Senior Loans with interest rates that are fixed for the term of the loan. Investment in Senior Loans with longer interest rate reset periods or fixed interest rates will likely increase fluctuations in the Fund's net asset value as a result of changes in interest rates. The Fund also attempts to maintain a portfolio of floating or variable rate Senior Loans that have a dollar weighted average period to the next interest rate adjustment of no more than 90 days.

         The Fund may receive and/or pay certain fees in connection with its lending activities. These fees are in addition to interest payments received and may include facility fees, commitment fees, amendment fees, commissions and prepayment fees. When the Fund buys a Senior Loan it may receive a facility fee, and when it sells a Senior Loan may pay a facility fee. In certain circumstances, the Fund may receive a prepayment fee on the prepayment of a Senior Loan by a borrower. In connection with the acquisition of Senior Loans, the Fund also may acquire warrants and other debt and equity securities of the borrower or its affiliates. The acquisition of such debt and equity securities will only be incidental to the Fund's purchase of an interest in a Senior Loan.

         The Fund invests in a Senior Loan only if, in the Investment Adviser's judgment, the borrower can meet debt service on such loan. In addition, the Investment Adviser will consider other factors deemed by it to be appropriate to the analysis of the borrower and the Senior Loan. Such factors include financial ratios of the borrower such as pre-tax interest coverage, leverage ratios, the ratio of cash flows to total debt and the ratio of tangible assets to debt. In its analysis of these factors, the Investment Adviser also will be influenced by the nature of the industry in which the borrower is engaged, the nature of the borrower's assets and the Investment Adviser's assessments of the general quality of the borrower.

         The primary consideration in selecting such Senior Loans for investment by the Fund is the creditworthiness of the borrower. The Investment Adviser performs its own independent credit analysis of the borrower in addition to utilizing information prepared and supplied by the Agent Bank, Co-Lender or Participant (each defined below) from whom the Fund purchases its Participation Interest in a Senior Loan. The Investment Adviser's analysis continues on an ongoing basis for any Senior Loans in which the Fund has invested. Although the Investment Adviser uses due care in making such analysis, there can be no assurance that such analysis will disclose factors that may impair the value of the Senior Loan.

         Senior Loans made in connection with highly leveraged transactions are subject to greater credit risks than other Senior Loans in which the Fund may invest. These credit risks include a greater possibility of default or bankruptcy of the borrower and the assertion that the pledging of collateral to secure the loan constituted a fraudulent conveyance or preferential transfer which can be nullified or subordinated to the rights of other creditors of the borrower under applicable law.

         The Fund does not have a policy with regard to minimum ratings for Senior Loans in which it may invest. Investments in Senior Loans are based primarily on the Investment Adviser's independent credit analyses of a particular borrower. In evaluating Senior Loans, the credit ratings assigned to other debt obligations of a borrower may not be a determining factor since they may be subordinated to the Senior Loans. See "Appendix--Ratings of Securities."

         A borrower also must comply with various restrictive covenants contained in any Senior Loan agreement between the borrower and the lending syndicate. Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to shareholders, provisions requiring the borrower to maintain specific financial ratios or relationships and limits on total debt. In addition, the Senior Loan agreement may contain a covenant requiring the borrower to prepay the Senior Loan with any excess cash flow. Excess cash flow generally includes net cash flow after scheduled debt service payments and permitted capital expenditures, among other things, as well as the proceeds from asset dispositions or sales of securities. A breach of a covenant (after giving effect to any cure period) which is not waived by the Agent Bank and the lending syndicate normally is an event of acceleration (i.e., the Agent Bank has the right to call the outstanding Senior Loan).

         It is expected that a majority of the Senior Loans will have stated maturities ranging from three to ten years. However, such Senior Loans usually require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from excess cash flow, as discussed above, and may permit the borrower to prepay at its election. The degree to which borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among lenders, among other factors. Accordingly, prepayments cannot be predicted with accuracy. Upon a prepayment, the Fund may receive both a prepayment fee from the prepaying borrower and a facility fee on the purchase of a new Senior Loan with the proceeds from the prepayment of the former. Such fees may mitigate any adverse impact on the yield on the Fund's portfolio which may arise as a result of prepayments and the reinvestment of such proceeds in Senior Loans bearing lower interest rates.

         The Fund may invest in Senior Loans that are made to non-U.S. borrowers (if they are domiciled in a country that is a member of the OECD) or to U.S. borrowers with significant non-dollar denominated revenues, provided that any such borrower meets the credit standards established by the Investment Adviser. The Fund may invest in loans made to such borrowers only when (i) the loan is U.S. dollar-denominated, (ii) the loan includes a foreign currency swap that provides for payment in U.S. dollars, or (iii) the Fund otherwise provides for payment in U.S. dollars by entering into a foreign forward exchange contract or other currency hedging transaction. Also, loans to non-U.S. borrowers or to U.S. borrowers with significant non-U.S. dollar denominated revenues may provide for conversion of all or part of the loan from a U.S. dollar denominated obligation into a foreign currency obligation at the option of the borrower. The Fund may invest in Senior Loans that may convert into non-U.S. dollar denominated obligations only when the terms of the Senior Loan facility or the Fund itself through a foreign currency hedging transaction provides that the Fund will receive payment in U.S. dollars. See "Other Investment Policies--Other Investment Strategies--Foreign Currency Hedging Transactions."

         Loans to non-U.S. borrowers or U.S. borrowers with significant non-U.S. dollar denominated revenue may involve risks not typically involved in domestic investment, including fluctuation in foreign exchange rates, future foreign political and economic developments, and the possible imposition of currency or exchange controls or other foreign or U.S. governmental laws or restrictions applicable to such loans. With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect the Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment position. In addition, information with respect to non-U.S. borrowers may differ from that available with respect to U.S. borrowers, since foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. borrowers.

DESCRIPTION OF PARTICIPATION INTERESTS

         A Senior Loan in which the Fund may invest typically is originated, negotiated and structured by a syndicate of lenders ("Co-Lenders") consisting of commercial banks, thrift institutions, insurance companies, finance companies or other financial institutions one or more of which administers the Loan on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell Senior Loans to third parties called "Participants." The Fund invests in a Senior Loan either by participating as a Co-Lender at the time the loan is originated or by buying an interest in the Senior Loan from a Co-Lender or a Participant. Co-Lenders and Participants interposed between the Fund and a borrower, together with Agent Banks, are referred to herein as "Intermediate Participants."

         The Fund may invest in a Senior Loan at origination as a Co-Lender or by acquiring participations in, assignments of or novations of a Senior Loan (collectively, "Participation Interests"). In a novation, the Fund accepts all of the rights of the Intermediate Participants in a Senior Loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower and assumes all of the obligations of the Intermediate Participants, including any obligations to make future advances to the borrower. As a result, therefore, the Fund has the status of a Co-Lender. As an alternative, the Fund may purchase an assignment of all or a portion of an Intermediate Participant's interest in a Senior Loan, in which case the Fund is required generally to rely on the assigning lender to demand payment and enforce its rights against the borrower but would otherwise be entitled to all of such lender's rights in the Senior Loan. The Fund also may purchase a participation in a portion of the rights of an Intermediate Participant in a Senior Loan by means of a participation agreement with such Intermediate Participant. A participation in the rights of an Intermediate Participant is similar to an assignment in that the Intermediate Participant transfers to the Fund all or a portion of an interest in a Senior Loan. Unlike an assignment, however, a participation does not establish any direct relationship between the Fund and the borrower. In such a case, the Fund is required to rely on the Intermediate Participant that sold the participation not only for the enforcement of the Fund's rights against the borrower but also for the receipt and processing of payments due to the Fund under the Senior Loans. The Fund will not act as an Agent Bank, guarantor, sole negotiator or sole structuror with respect to a Senior Loan.

         Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the borrower, in the event the borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would be involved if the Fund could enforce its rights directly against the borrower. Moreover, under the terms of a participation, the Fund may be regarded as a creditor of the Intermediate Participant (rather than of the borrower), so that the Fund may also be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank, as described below. Further, in the event of the bankruptcy or insolvency of the borrower, the obligation of the borrower to repay the Senior Loan may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the Agent Bank or Intermediate Participant. The Fund invests in Senior Loans only if, at the time of investment, the outstanding debt obligations of the Agent Bank and Intermediate Participants are investment grade (i.e., rated BBB or A-3 or higher by S&P or Baa or P-3 or higher by Moody's, or determined to be of comparable quality in the judgment of the Investment Adviser).

         Because the Fund regards the issuer of a Senior Loan as including the borrower under a Senior Loan Agreement, the Agent Bank and any Intermediate Participant, the Fund may be deemed to be concentrated in securities of issuers in the industry group consisting of financial institutions and their holding companies, including commercial banks, thrift institutions, insurance companies and finance companies. As a result, the Fund is subject to certain risks associated with such institutions. Banking and thrift institutions are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments that such institutions may make and the interest rates and fees that such institutions may charge. The profitability of these institutions is largely dependent on the availability and cost of capital funds, and has shown significant recent fluctuation as a result of volatile interest rate levels. In addition, general economic conditions are important to the operations of these institutions, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect. Insurance companies also are affected by economic and financial conditions and are subject to extensive government regulation, including rate regulation. The property and casualty industry is cyclical, being subject to dramatic swings in profitability which can be affected by natural catastrophes and other disasters. Individual companies may be exposed to material risks, including reserve inadequacy, latent health exposure and inability to collect from their reinsurance carriers. The financial services area is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. In this regard, recent business combinations have included insurance, banking, finance and securities brokerage under single ownership. Moreover, changes to the Federal laws generally separating commercial and investment banking continue to be studied by Congress.

         In a typical Senior Loan, the Agent Bank administers the terms of the Senior Loan agreement and is responsible for the collection of principal and interest and fee payments from the borrower and the apportionment of these payments to the credit of all lenders which are parties to the Senior Loan agreement. The Fund generally relies on the Agent Bank or an Intermediate Participant to collect its portion of the payments on the Senior Loan. Furthermore, the Fund generally relies on the Agent Bank to use appropriate creditor remedies against the borrower. Typically, under Senior Loan agreements, the Agent Bank is given broad discretion in enforcing the Senior Loan agreement, and is obligated to use only the same care it would use in the management of its own property. The borrower compensates the Agent Bank for these services. Such compensation may include special fees paid on structuring and funding the Senior Loan and other fees paid on a continuing basis.

         In the event that an Agent Bank becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank regulatory authority or becomes a debtor in a bankruptcy proceeding, assets held by the Agent Bank under the Senior Loan agreement should remain available to holders of Senior Loans. If, however, assets held by the Agent Bank for the benefit of the Fund were determined by an appropriate regulatory authority or court to be subject to the claims of the Agent Bank's general or secured creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan or suffer a loss of principal and/or interest. In situations involving Intermediate Participants similar risks may arise, as described above.

         The Fund may have certain obligations pursuant to a Senior Loan agreement, which may include the obligation to make future advances to the borrower in connection with revolving credit facilities in certain circumstances. The Fund currently intends to reserve against such contingent obligations by segregating sufficient investments in liquid instruments. The Fund will not invest in Senior Loans that would require the Fund to make any additional investments in connection with such future advances if such commitments would exceed 20% of the Fund's total assets or would cause the Fund to fail to meet the diversification requirements for Federal tax law purposes described above.

ILLIQUID SECURITIES

         Certain Senior Loans are, at present, not readily marketable and may be subject to restrictions on resale. Although the market for Senior Loans has developed significantly during recent years, certain of the Senior Loans in which the Fund invests do not have the liquidity of conventional debt securities traded in the secondary market and may be considered illiquid. The Fund has no limitation on the amount of its investments which are not readily marketable or are subject to restrictions on resale. Such investments, which may be considered illiquid, may affect the Fund's ability to realize the net asset value in the event of a voluntary or involuntary liquidation of its assets. See "Net Asset Value" for information with respect to valuation of illiquid Senior Loans.

                            OTHER INVESTMENT POLICIES

         The Fund has adopted certain other policies as set forth below:

LEVERAGE

         At times, the Fund expects to utilize leverage through borrowings, including the issuance of debt securities. Under current market conditions, the Fund intends to utilize leverage in an amount up to approximately 33-1/3% of its total assets (including the amount obtained from leverage). The Fund generally will not utilize leverage if it anticipates that the Fund's leveraged capital structure would result in a lower return to shareholders for any significant amount of time. The Fund also may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities. The Fund at times may borrow from affiliates of the Investment Adviser, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace. As discussed under "Investment Advisory and Management Arrangements," when the Fund is utilizing leverage, the fee paid to the Investment Adviser for investment advisory and management services will be higher than if the Fund did not utilize leverage because the fee paid will be calculated based on the Fund's net assets plus the proceeds of any outstanding borrowings used for leverage.

         Leverage creates risks for the holders of common stock, including the likelihood of greater volatility of net asset value and market price of shares of the common stock. Although there is a risk that fluctuations in interest rates on borrowings may adversely affect the return to shareholders, the Investment Adviser believes that this should be mitigated when the Fund uses leverage with floating rate costs, because the Fund's costs of leverage and its portfolio of Senior Loans will ordinarily have the same or similar interest reference rates. To the extent the income derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the income from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return of the Fund will be less than if leverage had not been used, and therefore the amount available to shareholders as dividends and other distributions will be reduced. In the latter case, the Investment Adviser in its best judgment may nevertheless determine to maintain the Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

         Capital raised through leverage will be subject to interest costs which may or may not exceed the interest income on the assets purchased. The Fund also may be required to maintain, among other things, minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit; any such requirements will increase the cost of borrowing over the stated interest rate. Borrowings create an opportunity for greater income per share of common stock, but at the same time such borrowing is a speculative technique in that it will increase the Fund's exposure to capital risk. Such risks may be reduced through the use of borrowings that have floating rates of interest. Unless the income on assets acquired with borrowed funds exceeds the cost of borrowing, the use of leverage will diminish the investment performance of the Fund's shares compared with what it would have been without leverage.

         Certain types of borrowings may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements and those restricting the Fund's payment of dividends and distributions on the common stock in certain circumstances. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies that may issue ratings for any debt securities issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Investment Adviser from managing the Fund's portfolio in accordance with the Fund's investment objective and policies.

         Under the 1940 Act, the Fund is not permitted to incur indebtedness unless immediately after such incurrence the Fund has an asset coverage of at least 300% of the aggregate outstanding principal balance of indebtedness (i.e., such indebtedness may not exceed 33-1/3% of the Fund's total assets). Additionally, under the 1940 Act the Fund may not declare any dividend or other distribution upon any class of its capital stock (including the common stock), or purchase any such capital stock, unless the aggregate indebtedness of the Fund has, at the time of the declaration of any such dividend or distribution or at the time of any such purchase, an asset coverage of at least 300% after deducting the amount of such dividend, distribution, or purchase price, as the case may be.

         The Fund's failure to pay dividends and distributions on its common stock could adversely affect the Fund's qualification as a regulated investment company under Federal tax law. The Fund intends, however, to take all measures necessary to continue to make dividend and distribution payments on its common stock. See "Taxes."

         The Fund's willingness to borrow money for investment purposes, and the amount it will borrow, will depend on many factors, the most important of which are investment outlook, market conditions and interest rates. Successful use of a leveraging strategy depends on the Investment Adviser's ability to predict correctly interest rates and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed.

         Assuming the utilization of leverage by borrowings in the amount of approximately 33-1/3% of the Fund's total assets (including the amount obtained from leverage), and an estimated annual interest rate of % payable on such leverage based on market rates as of the date of this prospectus, the annual return that the Fund's portfolio must experience (net of expenses) in order to cover such interest payments would be %. The Fund's actual cost of leverage will be based on market rates at the time the Fund undertakes a leveraging strategy, and such actual cost of leverage may be higher or lower than that assumed in the previous example.

         The following table is designed to illustrate the effect on the return to a holder of the Fund's common stock of the leverage obtained by borrowings in the amount of approximately 33-1/3% of the Fund's total assets, assuming hypothetical annual returns of the Fund's portfolio of minus 10% to plus 10%. As the table shows, leverage generally increases the return to shareholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.

         Assumed Portfolio Return (net of expenses).................   (10)%    (5)%     0%    5%   10%
         Corresponding Common Stock Return..........................   (  )%   (  )%   (  )%    %     %

         Until the Fund borrows, the Fund's common stock will not be leveraged, and the risks and special considerations related to leverage described in this prospectus will not apply. Such leveraging of the common stock cannot be fully achieved until the proceeds resulting from the use of leverage have been invested in Senior Loans in accordance with the Fund's investment objectives and policies.

OTHER INVESTMENT STRATEGIES

         Interest Rate Hedging Transactions. The Fund may hedge all or a portion of its portfolio investments against fluctuations in interest rates by entering into interest rate hedging transactions. While the Fund's use of hedging strategies is intended to further the Fund's investment objective, there can be no assurance that the Fund's interest rate hedging transactions will be effective. Suitable hedging instruments may not be available on a timely basis and on acceptable terms. Furthermore, the Fund has no obligation to enter into interest rate hedging transactions and may only be engaged in interest rate hedging transactions from time to time and may not necessarily engage in hedging transactions when moves in interest rates occur.

         Certain Federal income tax requirements may limit the Fund's ability to engage in interest rate hedging transactions. Gains from transactions in interest rate hedges distributed to shareholders are taxable as ordinary income or, in certain circumstances, as long-term capital gains to shareholders. See "Taxes."

         The Fund expects to enter into interest rate hedging transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund also may attempt to enter into interest rate hedging transactions from time to time to hedge its fixed rate Senior Loans against fluctuations in interest rates. The Fund may enter into interest rate hedges on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities. Typically, the parties with which the Fund enters into interest rate hedging transactions are broker-dealers and other financial institutions.

         The interest rate hedging transactions in which the Fund may engage include interest rate swaps involving the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. The Fund also may engage in interest rate hedging transactions in the form of purchasing or selling interest rate caps or floors. The Fund will not sell interest rate caps or floors that it does not own. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest equal to the difference of the index and the predetermined rate on a notional principal amount (the reference amount with respect to which interest obligations are determined although no actual exchange of principal occurs) from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest at the difference of the index and the predetermined rate on a notional principal amount from the party selling such interest rate floor.

         There can be no assurance that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms the Investment Adviser believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased.

         The use of interest rate hedges is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used.

         There is no limit on the amount of interest rate hedging transactions that may be entered into by the Fund. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate hedges is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the Senior Loan underlying an interest rate swap is prepaid and the Fund continues to be obligated to make payments to the other party to the swap, the Fund would have to make such payments from another source. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive.

         Foreign Currency Hedging Transactions. The Fund may engage in currency swaps, spot and forward foreign exchange transactions, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for the purpose of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the United States dollar.

         Foreign currency swaps involve the exchange by one party (i.e., the lenders, including the Fund) with another party (the "counterparty") of the right to receive the currency in which an instrument is denominated for the right to receive another currency (i.e., U.S. dollars). The amount of U.S. dollars to be received by the Fund and the foreign currency payments to be received by the counterparty are fixed at the time the swap arrangement is entered into. Accordingly, the swap protects the Fund from fluctuations in exchange rates and locks in the right to receive payments on an instrument in a predetermined amount of U.S. dollars.

         Forward foreign exchange transactions are over-the-counter ("OTC") contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. The Fund will enter into foreign exchange transactions to hedge either a specific transaction or a portfolio position. The Fund may use a foreign exchange transaction to hedge a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving interest or a distribution. The Fund may use a foreign exchange transaction to hedge a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. The Fund also may hedge against the decline in the value of a currency against the United States dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts.

         Currency options are similar to options on securities, but in consideration for an option premium the writer of currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or in the OTC markets.

         When using a Currency Instrument, the Fund will not hedge a currency substantially in excess of the aggregate market value of the securities it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, that are denominated in such currency. While the Fund's use of Currency Instruments to hedge is intended to reduce the net asset value volatility, the net asset value of the Fund's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, Currency Instruments involve the risk that currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective. To the extent that the Fund hedges against anticipated currency movements that do not occur, the Fund may realize losses, and lower its total return, as the result of its hedging transactions. If the counterparty to a Currency Instrument defaults, the Fund will seek a replacement Currency Instrument, which may result in additional costs to the Fund, and the Fund will be subject to fluctuations in the applicable exchange rate until a replacement Currency Instrument is obtained.

         Repurchase Agreements. The Fund may enter into repurchase agreements with respect to its permitted investments but currently intends to do so only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. Under a repurchase agreement the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date usually is within seven days of the original purchase date. Repurchase agreements are deemed to be loans under the 1940 Act. In all cases, the Investment Adviser must be satisfied with the creditworthiness of the other party to the agreement before entering into a repurchase agreement. In the event of the bankruptcy (or other insolvency proceeding) of the other party to are purchase agreement, the Fund might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Fund purchases may have declined, the Fund could experience a loss.

         Lending of Portfolio Securities. The Fund may from time to time lend securities from its portfolio with a value not exceeding 33-1/3% of its total assets to banks, brokers and other financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government. Such collateral will be maintained at all times in an amount equal to at least 100%of the current market value of the loaned securities. This limitation is a fundamental policy, and it may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. The purpose of such loans is to permit the borrower to use such securities for delivery to purchasers when such borrower has sold short. If cash collateral is received by the Fund, it is invested in short-term money market securities, and a portion of the yield received in respect of such investment is retained by the Fund. Alternatively, if securities are delivered to the Fund as collateral, the Fund and the borrower negotiate a rate for the loan premium to be received by the Fund for lending its portfolio securities. In either event, the total yield on the Fund's portfolio is increased by loans of its portfolio securities. The Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or other distributions. Such loans are terminable at any time. The Fund may pay reasonable finder's, administrative and custodial fees in connection with such loans. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the borrowed securities.

         "When Issued" and "Delayed Delivery" Transactions. The Fund also may purchase and sell interests in Senior Loans and other portfolio securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuation; the value of the interests in Senior Loans and other portfolio debt securities at delivery may be more or less than their purchase price, and yields generally available on such interests or securities when delivery occurs may be higher than yields on the interests or securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. The Fund will make commitments to purchase such interest or securities on such basis only with the intention of actually acquiring these interests or securities, but the Fund may sell such interests or securities prior to the settlement date if such sale is considered to be advisable. To the extent the Fund engages in "when issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring interests or securities for the Fund's portfolio consistent with the Fund's investment objective and policies and not for the purpose of investment leverage. No specific limitation exists as to the percentage of the Fund's assets which may be used to acquire securities on a "when issued" or "delayed delivery" basis.

                             INVESTMENT RESTRICTIONS

         The following are fundamental investment restrictions of the Fund and, may not be changed without the approval of the holders of a majority of the Fund's outstanding shares of common stock (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares of common stock represented at a meeting at which more than 50% of the outstanding shares of common stock are represented or (ii) more than 50% of the outstanding shares).

The Fund may not:

     1. Make investments for the purpose of exercising control or management.

     2. Purchase or sell real estate, commodities or commodity contracts; provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein, and the Fund may purchase and sell financial futures contracts and options thereon.

     3. Issue senior securities or borrow money, except as permitted by Section 18 of the Investment Company Act.

     4. Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

     5. Make loans to other persons, except (i) to the extent that the Fund may be deemed to be making loans by purchasing Senior Loans and Subordinated Loans, as a Co-Lender or otherwise, and other debt securities and entering into repurchase agreements in accordance with its investment objectives, policies and limitations, and (ii) the Fund may lend its portfolio securities in an amount not in excess of 33-1/3% of its total assets, taken at market value, provided that such loans shall be made in accordance with the guidelines set forth in this prospectus.

     6. Invest more than 25% of its total assets in the securities of issuers in any one industry; provided that this limitation shall not apply with respect to obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities; and provided further that to the extent that the Fund invests in Senior Loans and Subordinated Loans the Fund may invest more than 25% and may invest up to 100% of its assets in securities of issuers in the industry group consisting of financial institutions and their holding companies, including commercial banks, thrift institutions, insurance companies and finance companies. For purposes of this restriction, the term "issuer" includes the Borrower, the Agent Bank and any Intermediate Participant (as defined under "Investment Objectives and Policies").

         Additional investment restrictions adopted by the Fund, which may be changed by the Board of Directors, provide that the Fund may not:

          a. Purchase securities of other investment companies, except to the extent that such purchases are permitted by applicable law. Applicable law currently prohibits the Fund from purchasing the securities of other investment companies except if immediately thereafter not more than (i) 3% of the total outstanding voting stock of such company is owned by the Fund,
     (ii) 5% of the Fund's total assets, taken at market value, would be invested in any one such company, (iii) 10% of the Fund's total assets, taken at market value, would be invested in such securities, and (iv) the Fund, together with other investment companies having the same investment adviser and companies controlled by such companies, owns not more than 10% of the total outstanding stock of any one closed-end investment company.

          b. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in investment restriction (3) above or except as may be necessary in connection with transactions in financial futures contracts and options thereon.

          c. Purchase any securities on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

          d. Make short sales of securities or maintain a short position or invest in put, call, straddle or spread options.

         If a percentage restriction on investment policies or the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation.

         Because of the affiliation of Merrill Lynch with the Investment Adviser, the Fund is prohibited from engaging in certain transactions involving Merrill Lynch except pursuant to an exemptive order or otherwise in compliance with the provisions of the 1940 Act and the rules and regulations thereunder. Included among such restricted transactions will be purchases from or sales to Merrill Lynch of securities in transactions in which it acts as principal. See "Portfolio Transactions."

         The Fund has established procedures for blocking the use of inside information in securities transactions (commonly referred to as "Chinese Wall procedures"). As a result, in relation to other funds managed by the same portfolio manager as the Fund, if one fund buys a security that is publicly traded or privately placed, respectively, the other fund may be deprived of the opportunity to buy a security of the same issuer that is privately placed or publicly traded, respectively.

                             DIRECTORS AND OFFICERS

         Information about the Directors, executive officers and portfolio manager of the Fund, including their ages and their principal occupations for at least the last five years, is set forth below. Unless otherwise noted, the address of each Director, executive officer and portfolio manager is P.O. Box 9011, Princeton, New Jersey 08536-9011.

         ARTHUR ZEIKEL (66) - President and Director (1)(2) -- Chairman of the Investment Adviser and its affiliate, Merrill Lynch Asset Management, L.P. ("MLAM") (which terms as used herein include their corporate predecessors), since 1997; President of the Investment Adviser and MLAM from 1977 to 1997; Chairman of Princeton Services, Inc. ("Princeton Services") since 1997 and Director thereof since 1993; President of Princeton Services from 1993 to 1997; Executive Vice President of Merrill Lynch & Co., Inc. ("ML & Co.") since 1990.

         RONALD W. FORBES (58) - Director (2) -- 1400 Washington Avenue, Albany, New York 12222. Professor of Finance, School of Business, State University of New York at Albany since 1989; Consultant, Urban Institute, Washington, D.C. since 1995.

         CYNTHIA A. MONTGOMERY (46) - Director (2) -- Harvard Business School, Soldiers Field Road, Boston, Massachusetts 02163. Professor, Harvard Business School since 1989; Associate Professor, J.L. Kellogg Graduate School of Management, Northwestern University from 1985 to 1989; Assistant Professor, Graduate School of Business Administration, The University of Michigan from 1979 to 1985; Director, UNUM Corporation since 1990 and Director of Newell Co. since 1995.

         CHARLES C. REILLY (67) - Director (2) -- 9 Hampton Harbor Road, Hampton Bays, New York 11946. Self-employed financial consultant since 1990; President and Chief Investment Officer of Verus Capital, Inc. from 1979 to 1990; Senior Vice President of Arnhold and S. Bleichroeder, Inc. from 1973 to 1990; Adjunct Professor, Columbia University Graduate School of Business from 1990 to 1991; Adjunct Professor, Wharton School, The University of Pennsylvania from 1989 to 1990; Partner, Small Cities Cable Television from 1986 to 1997.

         KEVIN A. RYAN (66) - Director (2) -- 127 Commonwealth Avenue, Chestnut Hill, Massachusetts 02167. Founder and current Director of The Boston University Center for the Advancement of Ethics and Character; Professor of Education at Boston University since 1982; formerly taught on the faculties of The University of Chicago, Stanford University and Ohio State University.

         RICHARD R. WEST (60) - Director (2) -- Box 604, Genoa, Nevada 89411. Professor of Finance since 1984, and Dean from 1984 to 1993, and currently Dean Emeritus of New York University, Leonard N. Stern School of Business Administration; Director of Bowne & Co., Inc. (financial printers), Vornado Realty Trust, Inc. (real estate holding company), and Alexander's Inc. (real estate company).

         TERRY K. GLENN (58) - Executive Vice President (1)(2) -- Executive Vice President of the Investment Adviser and MLAM since 1983; Executive Vice President and Director of Princeton Services since 1993; President of Princeton Funds Distributor, Inc. ("PFD") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

         JOSEPH T. MONAGLE, JR. (50) - Senior Vice President (1)(2) -- Senior Vice President of the Investment Adviser and MLAM since 1990; Department Head of the Global Fixed Income Division of the Investment Adviser and MLAM since 1997; Senior Vice President of Princeton Services since 1993.

         R. DOUGLAS HENDERSON (41) - Senior Vice President and Portfolio Manager
(1)(2) -- First Vice President of MLAM since 1997; Vice President of the MLAM from 1989 to 1997.

         DONALD C. BURKE (38) - Vice President (1)(2) -- First Vice President of MLAM since 1997; Vice President of MLAM from 1990 to 1997; Director of Taxation of the MLAM since 1990.

         GERALD M. RICHARD (49) - Treasurer (1)(2) -- Senior Vice President and Treasurer of the Investment Adviser and MLAM since 1984; Senior Vice President and Treasurer of Princeton Services since 1993; Vice President of PFD since 1981 and Treasurer thereof since 1984.

         PATRICK D. SWEENEY (44) - Secretary (1)(2) -- First Vice President of MLAM since 1997; Vice President of MLAM from 1990 to 1997.

----------
(1)      Interested person, as defined in the 1940 Act, of the Fund.
(2) Such Director or officer is a director, trustee, officer or member of the advisory board of certain other investment companies for which the Investment Adviser or MLAM acts as investment adviser.

COMPENSATION OF DIRECTORS

         Pursuant to its investment advisory agreement with the Fund (the "Investment Advisory Agreement"), the Investment Adviser pays all compensation of officers and employees of the Fund as well as the fees of all Directors of the Fund who are affiliated persons of ML & Co. or its subsidiaries. The Fund pays each Director not affiliated with the Investment Adviser (each a
"non-affiliated  Director") a fee of $            per year plus $            per
meeting attended and pays all Directors' actual out-of-pocket expenses relating to attendance at meetings. The Fund also pays members of the Board's Audit and Nominating Committee (the "Committee"), which consists of all of the
non-affiliated  Directors,  an annual fee of $            . The  Chairman of the
Committee receives an additional annual fee of $            .

         The following table sets forth compensation to be paid by the Fund to the non-affiliated Directors projected through the end of the Fund's first full fiscal year and for the calendar year ended December 31, 1997 the aggregate compensation paid to non-affiliated Directors from all registered investment companies advised by the Investment Adviser and its affiliate MLAM ("FAM/MLAM Advised Funds").

                                                                            PENSION OR            AGGREGATE FROM
                                                                            RETIREMENT BENEFITS   FUND AND FAM/MLAM
                                                       COMPENSATION FROM    ACCRUED AS PART OF    ADVISED FUNDS
NAME OF TRUSTEE                                        FUND                 FUND EXPENSE          PAID TO DIRECTORS
---------------                                        ----                 ------------          -----------------
Ronald W. Forbes(1).................................        $                   None                   $153,500
Cynthia A. Montgomery(1)............................        $                   None                   $153,500
Charles C. Reilly(1)................................        $                   None                   $313,000
Kevin A. Ryan(1)....................................        $                   None                   $153,000
Richard R. West(1)..................................        $                   None                   $299,000

-----------
(1) The Directors serve on the Boards of other FAM/MLAM Advised Funds as follows: Mr. Forbes (35 registered investment companies consisting of 48 portfolios); Ms. Montgomery (35 registered investment companies consisting of 48 portfolios); Mr. Reilly (54 registered investment companies consisting of 67 portfolios); Mr. Ryan (35 registered investment companies consisting of 48 portfolios); and Mr. West (56 registered investment companies consisting of 81 portfolios).

                 INVESTMENT ADVISORY AND MANAGEMENT ARRANGEMENTS

         The Investment Adviser, which is owned and controlled by ML & Co., a financial services holding company and the parent of Merrill Lynch, provides the Fund with investment advisory and management services. The Merrill Lynch Asset Management Group (which includes the Investment Adviser) acts as the investment adviser to more than 100 registered investment companies. The Investment Adviser also offers investment advisory services to individuals and institutions. As of November 1998, the Asset Management Group had a total of approximately $483 billion in investment company and other portfolio assets under management. This amount includes assets managed for certain affiliates of the Investment Adviser. The Investment Adviser is a limited partnership, the partners of which are ML & Co. and Princeton Services. The principal business address of the Investment Adviser is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

         The Investment Advisory Agreement provides that, subject to the direction of the Board of Directors of the Fund, the Investment Adviser is responsible for the actual management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors.

         The Investment Adviser provides the portfolio management for the Fund. Such portfolio management will consider analyses from various sources, make the necessary investment decisions, and place orders for transactions accordingly. The Investment Adviser will also be responsible for the performance of certain administrative and management services for the Fund. R. Douglas Henderson is the portfolio manager of the Fund and is primarily responsible for the Fund's day-to-day management.

         For the services provided by the Investment Adviser under the Investment Advisory Agreement, the Fund will pay a monthly fee at an annual rate of ____% of the Fund's average weekly net assets plus the proceeds of any outstanding borrowings used for leverage ("average weekly net assets" means the average weekly value of the total assets of the Fund, including proceeds from the issuance of any preferred stock, minus the sum of (i) accrued liabilities of the Fund, (ii) any accrued and unpaid interest on outstanding borrowings and
(iii) accumulated dividends on shares of preferred stocks). For purposes of this calculation, average weekly net assets is determined at the end of each month on the basis of the average net assets of the Fund for each week during the month. The assets for each weekly period are determined by averaging the net assets at the last business day of a week with the net assets at the last business day of the prior week.

         The Investment Advisory Agreement obligates the Investment Adviser to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Fund connected with investment and economic research, trading and investment management of the Fund, as well as the compensation of all Directors of the Fund who are affiliated persons of the Investment Adviser or any of its affiliates. The investment advisory and management fee is higher than that paid by most funds, but is similar to that paid by other closed-end funds investing primarily in Senior Loans.

         The Fund pays all other expenses incurred in the operation of the Fund, including, among other things, expenses for legal and auditing services, taxes, costs of printing proxies, listing fees, stock certificates and shareholder reports, charges of the Custodian and the Transfer Agent, Dividend Disbursing Agent and Shareholder Servicing Agent, expenses of registering the shares under Federal and state securities laws, fees and expenses with respect to any borrowings, Commission fees, fees and expenses of non-interested Directors, accounting and pricing costs, insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, mailing and other expenses properly payable by the Fund. Accounting services are provided to the Fund by the Investment Adviser, and the Fund reimburses the Investment Adviser for its costs in connection with such services.

         The Investment Adviser also has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an indirect, wholly-owned subsidiary of ML & Co. and an affiliate of the Investment Adviser, pursuant to which the Investment Adviser pays MLAM U.K. a fee for providing investment advisory services to the Investment Adviser with respect to the Fund in an amount to be determined from time to time by the Investment Adviser and MLAM U.K. but in no event in excess of the amount the Investment Adviser actually receives for providing services to the Fund pursuant to the Investment Advisory Agreement. MLAM U.K. has offices at Milton Gate, 1 Moor Lane, London EC2Y 9HA, England.

         Unless earlier terminated as described below, the Investment Advisory and Sub-Advisory Agreements will remain in effect for a period of two years from the date of execution and will remain in effect from year to year thereafter if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Fund and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the 1940
Act) of any such party. Such contracts are not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

         Securities held by the Fund, including Senior Loans, may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Investment Adviser or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for an advisory client when other clients are selling the same security. If purchases or sales of securities by the Investment Adviser for the Fund or other funds for which it acts as investment adviser or for advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. Transactions effected by the Investment Adviser (or its affiliates) on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price.

CODE OF ETHICS

         The Board of Directors of the Fund has adopted a Code of Ethics under Rule17j-1 of the 1940 Act which incorporates the Code of Ethics of the Investment Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and, as described below, impose additional, more onerous, restrictions on Fund investment personnel.

         The Codes require that all employees of the Investment Adviser preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading insecurities. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same (or equivalent) security (15 or 30 days depending upon the transaction).

                             PORTFOLIO TRANSACTIONS

         Subject to policies established by the Board of Directors of the Fund, the Investment Adviser is primarily responsible for the execution of the Fund's portfolio transactions. In executing such transactions, the Investment Adviser seeks to obtain the best results for the Fund, taking into account such factors as price (including the applicable fee, commission or spread), size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities and the provision of supplemental investment research by the firm. While the Investment Adviser generally seeks reasonably competitive fees commissions or spreads, the Fund does not necessarily pay the lowest fee, commission or spread available.

         The Fund purchases Senior Loans in individually negotiated transactions with commercial banks, thrifts, insurance companies, finance companies and other financial institutions. In selecting such financial institutions, the Investment Adviser may consider, among other factors, the financial strength, professional ability, level of service and research capability of the institution. See "Investment Objective and Policies - Description of Participation Interests." While such financial institutions generally are not required to repurchase Participation Interests in Senior Loans which they have sold, they may act as principal or on an agency basis in connection with the Fund's disposition of Senior Loans.

         The Fund has no obligation to deal with any bank, broker or dealer in execution of transactions in portfolio securities. Subject to providing the best price and execution, securities firms that provide supplemental investment research to the Investment Adviser, including Merrill Lynch, may receive orders for transactions by the Fund. Research information provided to the Investment Adviser by securities firms is supplemental. It does not replace or reduce the level of services performed by the Investment Adviser and the expenses of the Investment Adviser will not be reduced.

         The Fund invests in securities traded primarily in the over-the-counter markets, and the Fund intends to deal directly with dealers who make markets in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Under the 1940 Act, except as permitted by exemptive order, persons affiliated with the Fund, including Merrill Lynch, are prohibited from dealing with the Fund as principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principal for their own account, the Fund does not deal with Merrill Lynch and its affiliates in connection with such transactions. See "Investment Restrictions." An affiliated person of the Fund may serve as its broker in over-the-counter transactions conducted on an agency basis.

PORTFOLIO TURNOVER

         The Fund may dispose of securities without regard to the length of time they have been held when such actions, for defensive or other reasons, appear advisable to the Investment Adviser. While it is not possible to predict turnover rates with any certainty, presently it is anticipated that the Fund's annual portfolio turnover rate, under normal circumstances, should be less than 100%. (The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average value of the portfolio securities owned by the Fund during the particular fiscal year. For purposes of determining this rate, all securities whose maturities at the time of acquisition are one year or less are excluded.) A high portfolio turnover rate bears certain tax consequences and results in greater transaction costs, which are borne directly by the Fund.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute dividends of all or a portion of its net investment income monthly. Monthly distributions to holders of common stock consist of all or a portion of the Fund's net investment income remaining after the payment of interest on any borrowings by the Fund. The Fund may at times pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the distribution paid by the Fund for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. For Federal tax purposes, the Fund is required to distribute substantially all of its net investment income for each calendar year. All net realized capital gains, if any, are distributed at least annually to holders of common stock.

         Under the 1940 Act, the Fund may not declare any dividend or other distribution upon any class of its capital stock, or purchase any such capital stock, unless the aggregate indebtedness of the Fund has, at the time of the declaration of any such dividend or distribution or at the time of any such purchase, an asset coverage of at least 300% after deducting the amount of such dividend, distribution, or purchase price, as the case may be. In addition to the limitations imposed by the 1940 Act, certain lenders may impose additional restrictions on the payment of dividends or distributions on the Fund's common stock in the event of a default on the Fund's borrowings. Any limitation on the Fund's ability to make distributions on its common stock could under certain circumstances impair the ability of the Fund to maintain its qualification for taxation as a regulated investment company. See "Other Investment Policies --Leverage" and "Taxes."

         See "Automatic Dividend Reinvestment Plan" for information concerning the manner in which dividends and distributions to holders of common stock may be automatically reinvested in shares of common stock of the Fund. Dividends and distributions will be taxable to shareholders whether they are reinvested in shares of the Fund or received in cash.

         The Fund expects that it will commence paying dividends within 90 days of the date of this prospectus.

                                      TAXES

GENERAL

         The Fund intends to elect and to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as it so qualifies, in any taxable year in which it distributes at least 90% of its net income (see below), the Fund will not be subject to Federal income tax to the extent that it distributes its net investment income and net realized capital gains. The Fund intends to distribute substantially all of its net investment income and net capital gains.

         Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions, if any, from the excess of net long-term capital gains over net short-term capital losses derived from the sale of securities or from certain transactions in interest rate swaps ("capital gain dividends") are taxable as long-term capital gains, regardless of the length of time the shareholder has owned Fund shares. Certain categories of capital gains are taxable at different rates. Generally not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gain dividends as well as any amounts of capital gain dividends in the different categories of capital gain referred to above. Any loss upon the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of the Fund's earnings and profits first reduce the adjusted tax basis of a holder's common stock and, after such adjusted tax basis is reduced to zero, constitute capital gains to such holder (assuming such common stock is held as a capital asset).

         Dividends are taxable to shareholders even though they are reinvested in additional shares of the Fund. Distributions by the Fund, whether from ordinary income or capital gains, generally are not eligible for the dividends received deduction allowed to corporations under the Code. If the Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend is treated for tax purposes as being paid and received on December 31 of the year in which the dividend was declared.

         The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute during each calendar year 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. While the Fund intends to distribute its income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

         Certain types of borrowings may result in the Fund being subject to covenants in credit agreements that may restrict the Fund's declaration and payment of dividends and distributions on the common stock in certain circumstances. Also, if at any time when borrowings are outstanding the Fund does not meet the asset coverage requirements of the 1940 Act, the Fund will be required to suspend distributions to holders of common stock until the asset coverage is restored. See "Dividends and Distributions." Limits on the Fund's payment of dividends may prevent the Fund from distributing at least 90% of its net income and may therefore jeopardize the Fund's qualification for taxation as a RIC and/or may subject the Fund to the 4% Federal excise tax described above. Upon any failure to satisfy credit agreement covenants or meet the asset coverage requirement of the 1940 Act, the Fund may, in its sole discretion, pay down borrowings in order to satisfy the covenants or maintain or restore the requisite asset coverage and avoid the adverse consequences to the Fund and its shareholders of failing to qualify as a RIC. There can be no assurance, however, that any such action would achieve these objectives.

         The Federal income tax rules governing the taxation of interest rate swaps are not entirely clear and may require the Fund to treat payments received under such arrangements as ordinary income and to amortize payments under certain circumstances. Additionally, because the treatment of swaps under the RIC qualification rules is not clear, the Fund will limit its activity in this regard in order to maintain its qualification as a RIC.

         Under certain Code provisions, some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding tax.

         Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

         Interest income from non-U.S. securities may be subject to withholding and other taxes imposed by the country in which the issuer is located. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

         Shareholders may be able to claim United States foreign tax credits with respect to such taxes, subject to certain conditions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held in the Fund. In addition, recent legislation permits a foreign tax credit to be claimed with respect to withholding tax on a dividend paid by the Fund only if the shareholder meets certain holding period requirements. The Fund also must meet these holding period requirements, and if the Fund fails to do so, it will not be able to "pass through" to shareholders the ability to claim a credit or a deduction for the related foreign taxes paid by the Fund. If the Fund satisfies the holding period requirements and more than 50% in value of its total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in their United States income tax returns as gross income, treat such proportionate shares as taxes paid by them, and deduct such proportionate shares in computing their taxable incomes or, alternatively, use them as foreign tax credits against their United States income taxes. No deductions for foreign taxes, moreover, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to United States withholding taxes on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such United States tax for the foreign taxes treated as having been paid by such shareholder. The Fund will report annually to its shareholders the amount per share of such withholding taxes and other information needed to claim the foreign tax credit.

         A loss realized on a sale of shares of the Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

TAX TREATMENT OF OPTIONS, FUTURES AND FORWARD FOREIGN EXCHANGE TRANSACTIONS

         The Fund may write, purchase or sell options, futures and forward foreign exchange contracts. Options and futures contracts that are "Section 1256 contracts" will be "marked to market" for Federal income tax purposes at the end of each taxable year, i.e., each such option or futures contract will be treated as sold for its fair market value on the last day of the taxable year. Unless such contract is a forward foreign exchange contract, or a non-equity, option or a regulated futures contract for a non-U.S. currency for which the Fund elects to have gain or loss treated as ordinary gain or loss under code Section 988 (as described below), gain or loss from Section 1256 contracts will be 60% long-term and 40% short-term capital gain or loss. Application of these rules to Section 1256 contracts held by the Fund may alter the timing and character of distributions to shareholders. The mark-to-market rules outlined above, however, will not apply to certain transactions entered into by the Fund solely to reduce the risk of changes in price or interest or currency exchange rates with respect to its investments.

         A forward foreign exchange contract that is a Section 1256 contract will be marked to market, as described above. However, the character of gain or loss from such a contract will generally be ordinary under Code Section 988. The Fund may, nonetheless, elect to treat the gain or loss from certain forward foreign exchange contracts as capital. In this case, gain or loss realized in connection with a forward foreign exchange contract that is a Section 1256 contract will be characterized as 60% long-term and 40% short-term capital gain or loss.

         Code Section 1092, which applies to certain "straddles", may affect the taxation of the Fund's sales of securities and transactions in swaps, options, futures and forward foreign exchange contracts. Under Section 1092, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain sales of securities and certain closing transactions in swaps, options, futures and forward foreign exchange contracts.

SPECIAL RULES FOR CERTAIN FOREIGN CURRENCY TRANSACTIONS

         In general, gains from "foreign currencies" and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, foreign currency futures and forward foreign exchange contracts will be valued for purposes of the RIC diversification requirements applicable to the Fund.

         Under Code Section 988, special rules are provided for certain transactions in a currency other than the taxpayer's function currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains and losses in connection with the Fund's foreign currency swaps, if any, will be treated as ordinary income or loss under Code
Section 988 and will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary income dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing the basis of each shareholder's Fund shares and resulting in a capital gain for any shareholder who received a distribution greater than the shareholder's tax basis in Fund shares (assuming the shares were held as a capital asset). These rules, however, will not apply to certain transactions entered into by the Fund solely to reduce the risk of currency fluctuations with respect to its investments.

                              ____________________


         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and the Treasury Regulations are subject to change by legislative, judicial, or administrative action either prospectively or retroactively.

         Ordinary income and capital gain dividends may also be subject to state and local taxes.

         The Fund does not currently expect to issue preferred stock, but does have the authority to do so. If preferred stock is issued, the Fund will be required to comply with tax rules regarding the allocation of capital gains between the preferred stock and the common stock as well as the deductibility of dividends paid on the preferred stock.

         Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

                      AUTOMATIC DIVIDEND REINVESTMENT PLAN

         Pursuant to the Fund's Automatic Dividend Reinvestment Plan (the "Plan"), unless a shareholder otherwise elects, all dividend and capital gains
distributions will be automatically reinvested by                              ,
as agent for shareholders in administering the Plan (the "Plan Agent"), in additional shares of common stock of the Fund. Shareholders who elect not to participate in the Plan will receive all dividends and distributions in cash paid by check mailed directly to the shareholder of record (or, if the shares
are held in street or other nominee name, then to such nominee) by             ,
as dividend paying agent. The Fund is not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed dividend or distribution checks. Such participants may elect not to participate in the Plan and to receive all distributions  of  dividends  and  capital  gains  in  cash by  sending  written
instructions to                       , as dividend-paying agent, at the address
set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date; otherwise such termination will be effective with respect to any subsequently declared dividend or distribution.

         Whenever the Fund declares an income dividend or a capital gains distribution (collectively referred to as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common stock. The shares will be acquired by the Plan Agent for the participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares of common stock from the Fund ("newly issued shares") or
(ii) by purchase of outstanding shares of common stock on the open market ("open-market purchases") on the New York Stock Exchange or elsewhere. If on the payment date for the dividend, the net asset value per share of the common stock is equal to or less than the market price per share of the common stock plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participant. The number of newly issued shares of common stock to be credited to the participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. Prior to the time the shares of common stock commence trading on the New York Stock Exchange, participants in the Plan will receive any dividends in newly issued shares.

         In the event of a market discount on the dividend payment date, the Plan Agent will have until the last business day before the next date on which the shares trade on an "ex-dividend" basis or in no event more than 30 days after the dividend payment date (the "last purchase date") to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date on the dividend through the date before the next "ex-dividend" date which typically will be approximately ten days. If, before the Plan Agent has completed its open-market purchases, the market price of a share of common stock exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will invest the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

         The Plan Agent maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the account, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder's proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants.

         In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

         There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends.

         The automatic reinvestment of dividends and distributions will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See "Taxes."

         Shareholders participating in the Plan may receive benefits not available to shareholders not participating in the Plan. If the market price plus commissions of the Fund's shares is above the net asset value, participants in the Plan will receive shares of the Fund at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price plus commissions is below the net asset value, participants will receive distributions in shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem its shares, the price on resale may be more or less than the net asset value. See "Taxes" for a discussion of tax consequences of the Plan.

         Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

         All  correspondence  concerning the Plan should be directed to the Plan
Agent at                           .

                          MUTUAL FUND INVESTMENT OPTION

         Purchasers of shares of common stock of the Fund through Merrill Lynch in this offering will have an investment option consisting of the right to reinvest the net proceeds from a sale of such shares (the "Original Shares") in Class D initial sales charge shares of certain Merrill Lynch-sponsored open-end funds ("Eligible Class D Shares") at their net asset value, without the imposition of the initial sales charge, if the conditions set forth below are satisfied. First, the sale of the Original Shares must be made through Merrill Lynch, and the net proceeds therefrom must be immediately reinvested in Eligible Class D Shares. Second, the Original Shares must have been either acquired in this offering or be shares representing reinvested dividends from shares of common stock acquired in this offering. Third, the Original Shares must have been continuously maintained in a Merrill Lynch securities account. Fourth, there must be a minimum purchase of $250 to be eligible for the investment option. Class D shares of the mutual funds are subject to an account maintenance fee at an annual rate of up to 0.25% of the average daily net asset value of such mutual fund. The Eligible Class D Shares may be redeemed at any time at the next determined net asset value, subject in certain cases to a redemption fee. Prior to the time the shares of common stock commence trading on the New York Stock Exchange, the distributor for the mutual funds will advise Merrill Lynch Financial Consultants as to those mutual funds that offer the investment option described above.

                                 NET ASSET VALUE

         The net asset value per share of common stock is determined as of 15 minutes after the close of business on the New York Stock Exchange (generally, 4:00 p.m., Eastern time), on the last business day in each week. For purposes of determining the net asset value of a share of common stock, the value of the securities held by the Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses) is divided by the total number of shares of common stock outstanding at such time. Expenses, including the fees payable to the Investment Adviser, are accrued daily.

         The Fund will determine and make available for publication the net asset value of its shares of common stock weekly. Currently, the net asset values of shares of publicly traded closed-end investment companies investing in debt securities are published in Barrons, the Monday edition of The Wall Street Journal and the Monday and Saturday editions of The New York Times.

         Senior Loans will be valued in accordance with guidelines established by the Board of Directors. Under the Fund's current guidelines, Senior Loans for which the Investment Adviser can obtain at least two quotations from banks or dealers in Senior Loans will be valued by the Investment Adviser by calculating the mean of the last available bid and asked prices in the market for such Senior Loans, and then using the mean of those two means. If only one quote for a particular Senior Loan is available, and the Investment Adviser believes that such quote is a reliable indicator of value, such Senior Loan will be valued on the basis of the mean of the last available bid and asked prices in the market. For Senior Loans for which no reliable quotes are available, such Senior Loans will be valued by the Investment Adviser at fair value, which is intended to approximate market value. In valuing a Senior Loan at fair value, the Investment Adviser will consider, among other factors, (i) the creditworthiness of the borrower and any Intermediate Participants, (ii) the current interest rate period until next interest rate reset and maturity of the Senior Loan, (iii) recent prices in the market for similar Senior Loans, if any, and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

         Other portfolio securities (other than short-term obligations but including listed issues, if any) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, such other portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps, caps and floors is determined in accordance with a formula and then confirmed periodically by obtaining a bank quotation. Positions in options are valued at the last sale price on the market where any such option is principally traded. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless this method no longer produces fair valuations. Repurchase agreements are valued at cost plus accrued interest. Rights or warrants to acquire stock, or stock acquired pursuant to the exercise of a right or warrant, may be valued taking into account various factors such as original cost to the Fund, earnings and net worth of the issuer, market prices for securities of similar issuers, assessment of the issuer's future prosperity, liquidation value or third party transactions involving the issuer's securities. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Board of Directors of the Fund.

                          DESCRIPTION OF CAPITAL STOCK

         The Fund is authorized to issue 200,000,000 shares of capital stock, par value $.10 per share, all of which shares are initially classified as common stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of capital stock into one or more additional or other classes or series as may be established from time to time by setting or changing in any one or more respects the designations, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption of such shares of stock and pursuant to such classification or reclassification to increase or decrease the number of authorized shares of any existing class or series. The Fund may reclassify an amount of unissued common stock as preferred stock and at that time offer shares of preferred stock representing up to approximately 50% of the Fund's total assets immediately after the issuance of such preferred stock. The Fund does not currently anticipate issuing any preferred stock.

COMMON STOCK

         Shares of common stock, when issued and outstanding, will be fully paid and non-assessable. Shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders upon liquidation of the Fund. Shareholders are entitled to one vote for each share held.

         In the event the Fund issues preferred stock and so long as any shares of the Fund's preferred stock are outstanding, holders of common stock are not entitled to receive any net income of or other distributions from the Fund unless all accumulated dividends on preferred stock have been paid, and unless asset coverage (as defined in the 1940 Act) with respect to preferred stock would be at least 200% after giving effect to such distributions. The issuance of preferred stock by the Fund involves many of the same risks and special considerations to the holders of common stock as borrowings discussed under "Other Investment Policies - Leverage" and "Taxes - General."

         The Fund sends unaudited reports at least semi-annually and audited annual financial statements to all of its shareholders of record.

         The Investment Adviser provided the initial capital for the Fund by purchasing 6,667 shares of common stock of the Fund for $100,005. As of the date of this Prospectus, the Investment Adviser owned 100% of the outstanding shares of common stock of the Fund. The Investment Adviser may be deemed to control the Fund until such time as it owns less than 25% of the outstanding shares of the Fund.

CERTAIN PROVISIONS OF THE ARTICLES OF INCORPORATION

         The Fund's Articles of Incorporation include provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Directors and could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. A Director elected by all holders of capital stock or by the holders of preferred stock may be removed from office only for cause by vote of the holders of at least 66-2/3% of the shares of capital stock or preferred stock, as the case may be, of the Fund entitled to be voted on the matter.

         In addition, the Articles of Incorporation require the favorable vote of the holders of at least 66-2/3% of the Fund's shares of capital stock, then entitled to be voted, voting as a single class, to approve, adopt or authorize the following:

          - a merger or consolidation or statutory share exchange of the Fund with other corporations;

          - a sale of all or substantially all of the Fund's assets (other than in the regular course of the Fund's investment activities); or

          -    a liquidation or dissolution of the Fund,

unless such action has been approved, adopted or authorized by the affirmative vote of two-thirds of the total number of Directors fixed in accordance with the by-laws, in which case the affirmative vote of a majority of the Fund's shares of capital stock is required. Following any issuance of preferred stock by the Fund, it is anticipated that the approval, adoption or authorization of the foregoing would also require the favorable vote of a majority of the Fund's shares of preferred stock then entitled to be voted, voting as a separate class.

         In addition, conversion of the Fund to an open-end investment company would require an amendment to the Fund's Article of Incorporation. The amendment would have to be declared advisable by the Board of Directors prior to its submission to shareholders. Such an amendment would require the favorable vote of the holders of at least 66-2/3% of the Fund's outstanding shares (including any preferred stock) entitled to be voted on the matter, voting as a single class (or a majority of such shares if the amendment was previously approved, adopted or authorized by two-thirds of the total number of Directors fixed in accordance with the by-laws), and, assuming preferred stock is issued, the affirmative vote of a majority of outstanding shares of preferred stock of the Fund, voting as a separate class. Such a vote also would satisfy a separate requirement in the 1940 Act that the change be approved by the shareholders. Shareholders of an open-end investment company may require the company to redeem their shares of common stock at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. All redemptions would usually be made in cash. If the Fund is converted to an open-end investment company, it could be required to liquidate portfolio securities to meet requests for redemption, and the shares would no longer be listed on a stock exchange. Conversion to an open-end investment company would also require changes in certain of the Fund's investment policies and restrictions, such as those relating to the borrowing of money and the purchase of illiquid securities including Senior Loans.

         The Board of Directors has determined that the 66-2/3% voting requirements described above which are greater than the minimum requirements under Maryland law or the 1940 Act, are in the best interests of shareholders generally. Reference should be made to the Articles of Incorporation on file with the Securities and Exchange Commission for the full text of these provisions.

                                    CUSTODIAN

         The Fund's  securities  and cash are held under a  custodial  agreement
with                     .

                                  UNDERWRITING

         Merrill Lynch, Pierce, Fenner and Smith Incorporated ("Merrill Lynch" or the "Underwriter") has agreed, subject to the terms and conditions of a Purchase Agreement with the Fund and the Investment Adviser, to purchase _____ shares of common stock from the Fund. The Underwriter is committed to purchase all of such shares if any are purchased.

         The Underwriter has advised the Fund that it proposes initially to offer the shares of common stock to the public at the public offering price set forth on the cover page of this Prospectus. There is no sales charge or underwriting discount charged to investors on purchases of shares of common stock in the offering. The Investment Adviser or an affiliate has agreed to pay the Underwriter from its own assets a commission in connection with the sale of
shares of common stock in the  offering  in the  amount  of $         per share.
Such payment is equal to % of the initial public offering price per share. The Underwriter also has advised the Fund that from this amount the Underwriter
may pay a concession to certain dealers not in excess of $          per share on
sales by such dealers. After the initial public offering, the public offering price and other selling terms may be changed. Investors must pay for shares of
common stock purchased in the offering on or before               1999.

         The Fund has granted the Underwriter an option, exercisable for 45 days
after the date hereof,  to purchase up to           additional  shares of common
stock to cover over-allotments, if any, at the initial offering price.

         The Underwriter may engage in certain transactions that stabilize the price of the shares of common stock. Such transactions consist of bids or purchases for the purpose of pegging, fixing or maintaining the price of the shares of common stock.

         If the Underwriter creates a short position in the shares of common stock in connection with the offering, i.e., if it sells more shares of common stock than are set forth on the cover page of this Prospectus, the Underwriter may reduce that short position by purchasing shares of common stock in the open market. The Underwriter also may elect to reduce any short position by exercising all or part of the over-allotment option described above.

         The Underwriter may also impose a penalty bid on certain selling group members. This means that if the Underwriter purchases shares of common stock in the open market to reduce the Underwriter's short position or to stabilize the price of the shares of common stock, it may reclaim the amount of the selling concession from the selling group members who sold those shares of common stock as part of the offering.

         In general, purchases of a security for the purpose of stabilization or to reduce a short position could cause the price of the security to be higher than it might be in the absence of such purchases. The imposition of a penalty bid might also have an effect on the price of a security to the extent that it were to discourage resales of the security.

         Neither the Fund nor the Underwriter makes any representation or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of the shares of common stock. In addition, neither the Fund nor the Underwriter makes any representation that the Underwriter will engage in such transactions or that such transactions, once commenced, will not be discontinued without notice.

         Prior to this offering, there has been no public market for the shares of the common stock. The Fund plans to apply to list the Fund's shares of common stock on the New York Stock Exchange, subject to official notice of issuance. However, during an initial period, which is not expected to exceed two weeks from the date of this prospectus, the Fund's shares will not be listed on any securities exchange. Additionally, during such period, the Underwriter does not intend to make a market in the Fund's shares, although a limited market may develop. Consequently, it is anticipated that an investment in the Fund will be illiquid during such period. In order to meet the requirements for listing, the Underwriter has undertaken to sell lots of 100 or more shares to a minimum of 2,000 beneficial owners.

         The Fund anticipates that the Underwriter may from time to time act as broker in connection with the execution of its portfolio transactions.

         The Underwriter is an affiliate of the Investment Adviser of the Fund.

         The Fund and the  Investment  Adviser  have  agreed  to  indemnify  the
Underwriter  against  certain  liabilities,   including  liabilities  under  the
Securities Act.

                    TRANSFER AGENT, DIVIDEND DISBURSING AGENT
                                  AND REGISTRAR

         The transfer  agent  dividend  disbursing  agent and  registrar for the
shares of the Fund is                                                          .

                                 LEGAL OPINIONS

         Certain legal matters in connection with the common stock offered hereby are passed on for the Fund and the Underwriter by Brown & Wood LLP, New York, New York.

                                     EXPERTS

         The statement of assets,  liabilities  and capital of the Fund included
in this Prospectus has been so included in reliance on the report of           ,
independent auditors, and on their authority as experts in auditing and accounting. The selection of independent auditors is subject to ratification by shareholders of the Fund.

                             ADDITIONAL INFORMATION

         The Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and in accordance therewith is required to file reports, proxy statements and other information with the Securities and Exchange Commission (the "Commission"). Any such reports, proxy statements and other information can be inspected and copied at the public reference facilities of the Commission at Room 1024, Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549, and at the following regional offices of the Commission: Regional Office, at Seven World Trade Center, Suite 1300, New York, New York 10048; Pacific Regional Office, at 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036; and Midwest Regional Office, at Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661-2511. Copies of such materials can be obtained from the public reference section of the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. The Commission maintains a Web site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, including the Fund, that file electronically with the Commission. Reports, proxy statements and other information concerning the Fund can also be inspected at the offices of the New York Stock Exchange, 20 Broad Street, New York, New York 10005.

         Additional information regarding the Fund is contained in the Registration Statement on Form N-2, including amendments, exhibits and schedules thereto, relating to such shares filed by the Fund with the Commission in Washington, D.C. This Prospectus does not contain all of the information set forth in the Registration Statement, including any amendments, exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Registration Statement. Statements contained in this Prospectus as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. A copy of the Registration Statement may be inspected without charge at the Commission's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Commission upon the payment of certain fees prescribed by the Commission.

YEAR 2000 ISSUES

         Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Fund could be adversely affected if the computer systems used by the Investment Adviser or other Fund service providers do not properly address this problem prior to January 1, 2000. The Investment Adviser has established a dedicated group to analyze these issues and to implement any systems modifications necessary to prepare for the Year 2000. Currently, the Investment Adviser does not anticipate that the transition to the Year 2000 will have any material impact on its ability to continue to service the Fund at current levels. In addition, the Investment Adviser has sought assurances from the Fund's other service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000, and the Investment Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the Fund's other service providers have anticipated every step necessary to avoid any adverse effect on the Fund attributable to the Year 2000 Problem.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder,
Senior Floating Income Fund, Inc.:

         We have audited the accompanying  statement of assets,  liabilities and
capital of Senior Floating Income Fund, Inc. as of       , 1999. This  financial
statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

         We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, such statement of assets, liabilities and capital presents fairly, in all material respects, the financial position of Senior
Floating Income Fund, Inc. as of            , 1999 in conformity  with generally
accepted accounting principles.

                        SENIOR FLOATING INCOME FUND, INC.

                  STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

                                             , 1999

ASSETS

  Cash.................................................................$

  Offering costs (Note 1)..............................................

  Deferred organization costs (Note 1).................................

       Total Assets.................................................... ________

LIABILITIES                                                             ________

  Liabilities and accrued expenses (Note 1)............................ ________

NET ASSETS............................................................. $
                                                                        ========
CAPITAL

  Common stock, par value $.10 per share;       shares authorized;

          shares Issued and outstanding (Note 1)....................... $

  Paid-in Capital in excess of par.....................................

       Total Capital--Equivalent to $15.00 net asset value              ________

          per share of common stock (Note 1)...........................$
                                                                        ========


NOTES TO STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

NOTE 1.   ORGANIZATION

         The Fund was incorporated under the laws of the State of Maryland on November 13, 1998, as a closed-end, non-diversified management investment company and has had no operations other than the sale to Fund Asset Management, L.P. (the "Investment Adviser") of an aggregate of 6,667 shares of common stock
for  $100,005 on         , 1999. The General Partner of the  Investment  Adviser
is an indirectly wholly-owned subsidiary of Merrill Lynch & Co., Inc.

         Deferred organization costs will be amortized on a straight-line basis over a period not exceeding five years beginning with the commencement of operations of the Fund. Direct costs relating to the public offering of the Fund's shares will be charged to capital at the time of issuance of shares. In accordance with Statement of Position 98-5, unamortized costs existing at , 1999 (start of the Fund's new fiscal year), will be charged to expense on that date. At the present time, management believes this change will not have any material impact to the operations of the Fund.

NOTE 2.   MANAGEMENT ARRANGEMENTS

         The Fund has engaged the Investment Adviser to provide investment advisory and management services to the Fund. The Investment Adviser will receive a monthly fee at the annual rate of ____% of the Fund's average weekly net assets plus the proceeds of any outstanding borrowings used for leverage.

NOTE 3.   FEDERAL INCOME TAXES

         The Fund intends to qualify as a "regulated investment company" and as such (and by complying with the applicable provisions of the Internal Revenue Code of 1986, as amended) will not be subject to Federal income tax on a taxable income (including realized capital gains) that is distributed to shareholders.

                                    APPENDIX

                              RATINGS OF SECURITIES

DESCRIPTION OF STANDARD AND POOR'S, A DIVISION OF
THE McGRAW HILL COMPANIES, INC. ("STANDARD AND POOR'S") RATINGS
---------------------------------------------------------------

ISSUE CREDIT RATiNGS DEFINITIONS

         A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs.) It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

         Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

         Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

LONG-TERM ISSUE CREDIT RATINGS

Issue  credit  ratings  are  based,  in  varying   degrees,   on  the  following
considerations:

          1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

          2.   Nature of and provisions of the obligation;

          3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA       An obligation rated AA differs from the highest-rated  obligations only
         in  small  degree.   The  obligor's  capacity  to  meet  its  financial
         commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)      The  ratings  from AA  to CCC  may be modified by the
                           addition of a plus or minus sign to show relative standing within the major rating categories.

r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

SHORT-TERM ISSUE CREDIT RATINGS

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong. A-2A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory. A-3A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS
------------------------------------------------

LONG TERM RATINGS - DEBT RATINGS - TAXABLE DEBT & DEPOSITS GLOBALLY

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

         Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

         Moody's  makes  no  representation   that  rated  bank  obligations  or
insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM RATINGS - SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT & DEPOSITS GLOBALLY

         Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

         Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

              -Leading market positions in well-established industries.
              -High rates of return on funds employed.
              -Conservative capitalization structure with moderate reliance on debt and ample asset protection.
              -Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
              -Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for Bank Deposits for the country in which the branch is located.

         When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by actions of the government controlling the currency of denomination. In addition, risks associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer's branch is located are not incorporated into Moody's short-term debt ratings.

         Moody's makes no representation that rated bank or insurance company obligations are exempt from the registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

         If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement.

         Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

================================================================================

         Through and including ____________ __, 1999 (the 90th day after the date of this prospectus), all dealers effecting transactions in these securities, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

                                     SHARES

                        SENIOR FLOATING INCOME FUND, INC.

                                  COMMON STOCK








                              ____________________

                                   PROSPECTUS
                              ____________________






                               MERRILL LYNCH & CO.

                               __________ __, 1999

                                                                      CODE-19046

================================================================================

                            PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (1)      Financial Statements:

              Independent Auditors' Report
              Statement of Assets, Liabilities and Capital as of          , 1999

EXHIBITS:
EXHIBIT
NUMBER                DESCRIPTION
------                -----------
(a)     --            Articles of Incorporation.
(b)     --            By-Laws.
(c)     --            Not applicable.
(d)  (1)--            Portions of the Articles of Incorporation and By-Laws of the Fund defining the rights of holders of shares of the Fund.(a)
     (2)--            Form of specimen certificate for the shares of common stock of the Fund.*
(e)     --            Not applicable.
(f)     --            Not applicable.
(g)  (1)--            Form of Investment Advisory Agreement between the Fund and Fund Asset Management, L.P.*
     (2)--            Form of Sub-Advisory Agreement between the Investment Adviser and Merrill Lynch Asset
                      Management U.K. Limited.*
(h)  (1)--            Form of Purchase Agreement between the Fund and Merrill Lynch, Pierce, Fenner & Smith
                      Incorporated.*
     (2)--            Form of Merrill Lynch Standard Dealer Agreement.*
(i)     --            Not applicable.
(j)     --            Form of Custody Agreement between the Fund and                                .*
(k)     --            Form of Registrar, Transfer Agency and Service Agreement between the Fund and           .*
(l)     --            Opinion and Consent of Brown & Wood LLP.*
(m)     --            Not applicable.
(n)     --            Consent of                               , independent auditors for the Fund.*
(o)     --            Not applicable.
(p)     --            Certificate of Fund Asset Management, L.P.*
(q)     --            Not applicable.
(r)     --            Not applicable.

-----------
(a)      Reference is made to Article V, Article VI (sections 2, 3, 4, 5 and 6),
         Article  VII,  Article  VIII,  Article X,  Article XI,  Article XII and
         Article XIII of the Registrant's Articles of Incorporation, filed as Exhibit (a)(1) to this Registration Statement; and to Article II,
         Article III  (sections  1, 2, 3, 5 and 17),  Article VI,  Article  VII,
         Article XII, Article XIII and Article XIV of the Registrant's By-Laws, previously filed as Exhibit (b) to this Registration Statement.

* To be provided by amendment.

ITEM 25. MARKETING ARRANGEMENTS.

         See Exhibits (h)(1) and (h)(2).

ITEM 26.   OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION.

         The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

         Registration fees................................      $              *
         Printing.........................................                     *
         Legal fees and expenses..........................                     *
         Accounting fees and expenses.....................                     *
         Rating Agency fees...............................                     *
         Miscellaneous                                                         *
                                                                ________________
               Total                                            $              *
                                                                ================
_______________
* To be provided by amendment.

ITEM 27.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         The information in the Prospectus under the caption "Investment Advisory and Management Arrangements" and "Description of Capital Stock--Common Stock" and in Note 1 to the Statement of Assets, Liabilities and Capital is incorporated herein by reference.

ITEM 28. NUMBER OF HOLDERS OF SECURITIES.

                                                                  NUMBER OF
                                                                  HOLDERS

TITLE OF CLASS                                                            , 1999
--------------                                                    --------------
Shares of Common Stock, par value $0.10 per share............


ITEM 29. INDEMNIFICATION.

         Section 2-418 of the General  Corporation Law of the State of Maryland,
Article  VI of the  Registrant's  Articles  of  Incorporation,  filed as Exhibit
(a)(1) to this Registration Statement, Article VI of the Registrant's By-Laws, filed as Exhibit (b) to this Registration Statement, and the Investment Advisory Agreement, a form of which will be filed as Exhibit (g)(1) to this Registration Statement, provide for indemnification.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be provided to directors, officers and controlling persons of the Fund, pursuant to the foregoing provisions or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in connection with any successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Reference is made to Section Six of the Purchase Agreement, a form of which will be filed as Exhibit (h)(1) hereto, for provisions relating to the indemnification of the underwriter.

ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         Fund Asset Management, L.P. (the "Investment Adviser" or "FAM"), an affiliate of the Investment Adviser, acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc.,
Merrill Lynch  Emerging  Tigers Fund,  Inc.,  Merrill  Lynch Federal  Securities
Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Puerto Rico Tax Exempt Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The
Municipal Fund Accumulation Program, Inc.; and for the following closed-end registered investment companies: Apex Municipal Fund Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniInsured Fund, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III, MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings Insured Fund, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Senior High Income Portfolio, Inc. and WorldWide DollarVest Fund, Inc.

         Merrill Lynch Asset Management, L.P. ("MLAM") acts as the investment adviser for the following open-end registered investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Euro Fund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Inc., Merrill Lynch Global Small Cap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Fund, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM) and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisory Trust.

         The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02110-2665. The address of the Investment Adviser, FAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. is also P.O. Box 9011,Princeton, New Jersey 08543-9011. The address of Princeton Funds Distributor, Inc. ("PFD") and of Merrill Lynch Funds Distributor ("MLFD") is P.O. Box 9081,Princeton, New Jersey 08543-9081. The address of Merrill Lynch and Merrill Lynch & Co., Inc. ("ML& Co.") is North Tower, World Financial Center, 250 Vesey Street, New York, New York 10281-1201. The address of Merrill Lynch Financial Data Services, Inc. ("MLFDS") is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

         Set forth below is a list of each executive officer and director of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since August 31, 1996 for his, her or its own account or in the capacity of director, officer, employee, partner or trustee. In addition, Mr. Zeikel is President, director and trustee, Mr. Glenn is Executive Vice President and Mr. Richard is Treasurer of all or substantially all of the investment companies listed in the first two paragraphs of this Item 30. Messrs. Zeikel, Glenn and Richard also hold the same position with all or substantially all of the investment companies advised by FAM as they do with those advised by the Investment Adviser. Messrs. Giordano, Harvey, Kirstein and Monagle are officers or directors/trustees of one or more of such companies.

                        POSITION  WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION,
NAME                    INVESTMENT ADVISER    VOCATION OR EMPLOYMENT
----------------------- --------------------- ---------------------------------------
ML & Co................ Limited Partner       Financial Services Holding Company; Limited Partner of MLAM

Princeton Services..... General Partner       General Partner of MLAM

Arthur Zeikel.......... Chairman              Chairman of MLAM; President of MLAM and FAM (from 1977 to 1997);
                                              Chairman  and  Director  of  Princeton   Services;   President  of
                                              Princeton  Services (from 1993 to 1997);  Executive Vice President of ML & Co.

Jeffrey M. Peek........ President             President of MLAM since 1997; President and Director of
                                              Princeton Services; Executive Vice President of ML & Co.; Managing
                                              Director and Co-Head of the Investment Banking Division of Merrill
                                              Lynch (in 1997);  Senior Vice President and Director of the Global
                                              Securities  and Economics  Division of Merrill Lynch (from 1995 to
                                              1997).

Mark DeSario........... Senior Vice President Senior Vice President of MLAM

Terry K. Glenn......... Executive Vice        Executive Vice President of MLAM; Executive Vice President and
                        President             Director of Princeton Services; President and Director of Princeton
                                              Funds Distributor; President of Princeton Administrators, L.P.

Linda L. Federici...... Senior Vice President Senior Vice President of MLAM; Senior Vice President of
                                              Princeton Services

Vincent R. Giordano.... Senior Vice President Senior Vice President of MLAM; Senior Vice President of
                                              Princeton Services

Elizabeth A. Griffin... Senior Vice President Senior Vice President of MLAM; Senior Vice President of
                                              Princeton Services

Norman R. Harvey....... Senior Vice President Senior Vice President of MLAM; Senior Vice President of
                                              Princeton Services

Michael J. Hennewinkel. Senior Vice           Senior Vice President, General Counsel and Secretary of MLAM;
                        President, General    Senior Vice President of Princeton Services
                        Counsel and Secretary

Philip L. Kirstein..... Senior Vice President Senior Vice President of MLAM; Senior Vice President, Director
                                              and Secretary of Princeton Services

Ronald M. Kloss........ Senior Vice President Senior Vice President of MLAM; Senior Vice President of
                                              Princeton Services

Debra W. Landsman-Yaros Senior Vice President Senior Vice President of MLAM; Senior Vice President of
                                              Princeton Services; Vice President of Princeton Funds Distributor

Stephen M. M. Miller... Senior Vice President Executive Vice President of Princeton Administrators L.P.;
                                              Senior Vice President of Princeton Services

Joseph T. Monagle, Jr.  Senior Vice President Senior Vice President of MLAM; Senior Vice President of
                                              Princeton Services

Michael L. Quinn....... Senior Vice President Senior Vice President of MLAM; Senior Vice President of
                                              Princeton Services;  Managing Director and First Vice President of
                                              Merrill Lynch from 1989 to 1995

Brian A. Murdock....... Senior Vice President Senior Vice President of MLAM; Senior Vice President of
                                              Princeton Services and Director of Princeton Funds Distributor

Gerald M. Richard...... Senior Vice President Senior Vice President and Treasurer of MLAM; Senior Vice
                        and Treasurer         President and Treasurer of Princeton Services; Vice
                                              President and Treasurer of Princeton Funds Distributor

Gregory D. Upah........ Senior Vice President Senior Vice President of MLAM; Senior Vice President of
                                              Princeton Services

Ronald L. Welburn...... Senior Vice President Senior Vice President of MLAM; Senior Vice President of
                                              Princeton Services

         Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") acts as sub-adviser for the following registered investment companies: The Corporate Fund Accumulation Program, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch
Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Consults International Portfolio, Merrill Lynch Convertible Fund, Inc., Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Developing Capital Markets, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Pacific Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc., The Municipal Fund Accumulation Program, Inc. and Worldwide DollarVest Fund, Inc. The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM U.K. is Milton Gate, 1 Moor Lane, London EC2Y 9HA, England.

         Set forth below is a list of each executive officer and director of MLAM U.K. indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since January 1, 1996, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Zeikel, Albert and Richard are officers of one or more of the registered investment companies listed in the first two paragraphs of this Item 28.

                                                        OTHER SUBSTANTIAL BUSINESS,
NAME                     POSITION WITH MLAM U.K.        PROFESSION, VOCATION OR EMPLOYMENT
------------------------ ------------------------------ ----------------------------------
Arthur Zeikel            Director and Chairman          Chairman of the Manager and FAM; President of the Manager
                                                        and FAM from  1977 to 1997;  Chairman  and  Director  of
                                                        Princeton Services; President of Princeton Services from
                                                        1973 to 1997; Executive Vice President of ML & Co.

Alan J. Albert           Senior Managing Director       Vice President of the Manager

Nicholas C.D. Hall       Director                       Director of Merrill Lynch Europe PLC.; General
                                                        Counsel of Merrill Lynch International Private
                                                        Banking Group

Gerald M. Richard        Senior Vice President          Senior Vice President and Treasurer of the Manager and
                                                        FAM;  Senior Vice  President  and Treasurer of Princeton
                                                        Services;  Vice  President  and  Treasurer  of Princeton
                                                        Funds Distributor

Carol Ann Langham        Company Secretary              None

Debra Anne Searle        Assistant Company Secretary    None

ITEM 31.   LOCATION OF ACCOUNT AND RECORDS.

         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536), its investment adviser (800 Scudders Mill Road, Plainsboro, New Jersey 08536), and its custodian and transfer agent.

ITEM 32.   MANAGEMENT SERVICES.

         Not applicable.

ITEM 33.   UNDERTAKINGS.

                  (a) Registrant undertakes to suspend the offering of the shares of common stock covered hereby until it amends its Prospectus contained herein if (1) subsequent to the effective date of this Registration Statement, its net asset value per share of common stock declines more than 10 percent from its net asset value per share of common stock as of the effective date of this Registration Statement, or (2) its net asset value per share of common stock increases to an amount greater than its net proceeds as stated in the Prospectus contained herein.

                  (b) Registrant undertakes that:

                           (1) For purposes of determining  any liability  under
                  the 1933 Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the registrant pursuant to Rule 497(h) under the 1933 Act shall be deemed to be part of this
                  Registration   Statement  as  of  the  time  it  was  declared
                  effective.

                           (2) For the  purpose  of  determining  any  liability
                  under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 23rd day of November, 1998.

                                      Senior Floating Income Fund, Inc.

                                               (Registrant)



                                      By:      /s/ Patrick D. Sweeney
                                         ---------------------------------------
                                              (Patrick D. Sweeney, President)

         Each person whose signature appears below hereby authorizes Patrick D. Sweeney, William E. Zitelli, Jr. or Bradley J. Lucido or any of them, as attorney-in-fact, to sign on his behalf, individually and in each capacity stated below, any amendment to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

         Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

           SIGNATURE                                         TITLE                           DATE
           ---------                                         -----                           ----
     /s/ Patrick D. Sweeney                   President (Principal Executive        November  23,  1998
     -------------------------
      (Patrick D. Sweeney)                       Officer) and Director

/s/ William E. Zitelli, Jr.                   Treasurer (Principal Financial        November   23,  1998
-----------------------------------
   (William E. Zitelli, Jr.)                     and Accounting Officer) and
                                                 Director

     /s/ Bradley J. Lucido                    Secretary and Director                November   23,  1998
     -------------------------
      (Bradley J. Lucido)

                                  EXHIBIT INDEX

         EXHIBIT                                                     DESCRIPTION
         -------                                                     -----------

(a)      Articles of Incorporation

(b)      By-Laws